                              NORTH AMERICAN FUNDS

                                 Core Bond Fund
                              High Yield Bond Fund
                              Municipal Bond Fund
                             Strategic Income Fund
                        U.S. Government Securities Fund
                              286 Congress Street
                          Boston, Massachusetts 02210

                               ----------------

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                               ----------------

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

   Notice is Hereby Given that a joint special meeting of shareholders (the "Meeting") of the Core Bond Fund (the "NAF Core Bond Fund"), High Yield Bond Fund (the "NAF High Yield Bond Fund"), Municipal Bond Fund (the "NAF Municipal Bond Fund"), Strategic Income Fund (the "NAF Strategic Income Fund") and U.S. Government Securities Fund (the "NAF U.S. Government Securities Fund," and together with the NAF Core Bond Fund, NAF High Yield Bond Fund, NAF Municipal Bond Fund and NAF Strategic Income Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

     (1) (a) All Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM;

     (b) All Acquired Funds: to approve or disapprove a new subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof (collectively, "New AGIM"), the terms of which are the same in all material respects as the previous subadvisory agreement between AGAM and AGIM;

     (2) (a) NAF Core Bond Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Core Bond Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Core Bond Fund by the SunAmerica Core Bond Fund (the "SunAmerica Core Bond Fund" or an "Acquiring Fund") of SunAmerica Income Funds, solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Core Bond Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Core Bond Fund is a newly created series of SunAmerica Income Funds, created for the purpose of receiving the assets from the NAF Core Bond Fund. The Core Bond Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Core Bond Fund to shareholders of the NAF Core Bond Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Core Bond Fund as a separate investment portfolio of North American Funds;

     (b) NAF High Yield Bond Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "High Yield Bond Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF High Yield Bond Fund by the SunAmerica High Income Fund (which will be renamed the SunAmerica High Yield Bond Fund) of SunAmerica Income Funds (the "SunAmerica High Yield Bond Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica High Yield Bond Fund, as described in the accompanying proxy statement and prospectus. The High Yield

  Bond Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica High Yield Bond Fund to shareholders of the NAF High Yield Bond Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF High Yield Bond Fund as a separate investment portfolio of North American Funds;

     (c) NAF Municipal Bond Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Municipal Bond Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Municipal Bond Fund by the SunAmerica Tax Exempt Insured Fund of SunAmerica Income Funds (the "SunAmerica Tax Exempt Insured Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Tax Exempt Insured Fund, as described in the accompanying proxy statement and prospectus. The Municipal Bond Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Tax Exempt Insured Fund to shareholders of the NAF Municipal Bond Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Municipal Bond Fund as a separate investment portfolio of North American Funds;

     (d) NAF Strategic Income Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Strategic Income Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Strategic Income Fund by the SunAmerica Diversified Income Fund (which will be renamed the SunAmerica Strategic Bond Fund) of SunAmerica Income Funds (the "SunAmerica Strategic Bond Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Strategic Bond Fund, as described in the accompanying proxy statement and prospectus. The Strategic Income Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Strategic Bond Fund to shareholders of the NAF Strategic Income Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Strategic Income Fund as a separate investment portfolio of North American Funds;

     (e) NAF U.S. Government Securities Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "U.S. Government Securities Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF U.S. Government Securities Fund by the SunAmerica U.S. Government Securities Fund of SunAmerica Income Funds (the "SunAmerica U.S. Government Securities Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica U.S. Government Securities Fund, as described in the accompanying proxy statement and prospectus. The U.S. Government Securities Fund Agreement and Plan also provides for distribution of the shares of the SunAmerica U.S. Government Securities Fund to shareholders of the NAF U.S. Government Securities Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF U.S. Government Securities Fund as a separate investment portfolio of North American Funds; and

     (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

   The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

   A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

   You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-221-
0697) or via the Internet at http://www.proxyweb.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement, the New Subadvisory Agreement and the respective Agreement and Plan of Reorganization.

                                          By Order of the Board of Trustees,


                                          /s/ John I. Fitzgerald

                                          Secretary, North American Funds

Boston, Massachusetts
Dated: October 1, 2001

                    COMBINED PROXY STATEMENT AND PROSPECTUS

                            SUNAMERICA INCOME FUNDS
                             NORTH AMERICAN FUNDS

                               ---------------

                   JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                                CORE BOND FUND
                             HIGH YIELD BOND FUND
                              MUNICIPAL BOND FUND
                             STRATEGIC INCOME FUND
                                      AND
                        U.S. GOVERNMENT SECURITIES FUND
                                      OF
                             NORTH AMERICAN FUNDS

                               ---------------

                               NOVEMBER 7, 2001

   This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the North American Funds referenced above. The Funds are holding a Joint Special Meeting of Shareholders (the "Meeting") on November 7, 2001 to consider the proposals described in this Proxy Statement and Prospectus.

   This Proxy Statement and Prospectus describes a proposal to approve or disapprove (i) a new investment advisory agreement with American General Asset Management Corp. ("AGAM") for your Fund, and (ii) a new subadvisory agreement between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof (collectively, "New AGIM") for your Fund. The terms of the new investment advisory and subadvisory agreement are the same in all material respects as your Fund's current agreements.

   Your Board of Trustees is seeking your proxy to vote in favor of these proposals.

   In addition, your Board of Trustees is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize with a comparable portfolio of SunAmerica Income Funds, as set forth in the chart below. If this reorganization is approved by shareholders, you will become a shareholder of the SunAmerica fund listed opposite your Fund's name.

      Your Fund                                          SunAmerica Fund
      ---------                                          ---------------
   Core Bond Fund                       SunAmerica Core Bond Fund
   High Yield Bond Fund                 SunAmerica High Income Fund (to be renamed
                                        SunAmerica High Yield Bond Fund)
   Municipal Bond Fund                  SunAmerica Tax Exempt Insured Fund
   Strategic Income Fund                SunAmerica Diversified Income Fund (to be renamed
                                        SunAmerica Strategic Bond Fund)
   U.S. Government Securities Fund      SunAmerica U.S. Government Securities Fund

   This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Income Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the reorganizations.

   Both North American Funds and SunAmerica Income Funds are open-end series management investment companies organized as Massachusetts business trusts. The SunAmerica Core Bond Fund is newly created and has not yet commenced operations.

                               ---------------

  THESE SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
    AND EXCHANGE  COMMISSION,  NOR  HAS  THE  COMMISSION  PASSED  UPON  THE
      ACCURACY OR ADEQUACY  OF THIS PROXY  STATEMENT AND PROSPECTUS.  ANY
        REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ---------------

      The Date of this Proxy Statement and Prospectus is October 1, 2001.

   The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:

  . The prospectus relating to SunAmerica Income Funds, dated July 27, 2001, as supplemented (the "Acquiring Funds Prospectus"). This document is incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).

  . The Annual Report to Shareholders of SunAmerica Income Funds for the year ended March 31, 2001. This document is incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).

   Additional information contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of a reorganization, if applicable, is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Income Funds at the addresses set forth below. The Statement of Additional Information, dated October 1, 2001 is incorporated by reference into this Proxy Statement and Prospectus.

   Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:

   If they relate to North
    American Funds:             If they relate to SunAmerica Income Funds:

   North American Funds         SunAmerica Income Funds
   286 Congress Street          The SunAmerica Center
   Boston, Massachusetts 02210  733 Third Avenue
   1-800-872-8037               New York, New York 10017
                                1-800-858-8850

   These documents are:

  . A statement of additional information relating to SunAmerica Income
    Funds, dated July 28, 2001, as supplemented (the "Acquiring Funds
    Statement").

  . The preliminary prospectus relating to SunAmerica Income Funds, subject to completion and dated August 14, 2001, as supplemented.

  . The preliminary statement of additional information relating to SunAmerica Income Funds, subject to completion and dated August 14, 2001, as supplemented.

  . The prospectuses relating to the North American Funds, each dated March
    1, 2001, as supplemented (the "Acquired Funds Prospectuses"). These documents are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

  . A statement of additional information relating to North American Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").

  . The Annual Report to Shareholders of North American Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of North American Funds for the six month period ended April 30, 2001.

   This Proxy Statement and Prospectus sets forth concisely the information about SunAmerica Income Funds that you should know before considering a reorganization and should be retained for future reference. North American Funds has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

   The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectuses, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

   The address of the principal executive offices of SunAmerica Income Funds is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.

                     Proposal                                 Fund
                     --------                                 ----
 1.  (a) Approval of New Investment Advisory   All North American Funds referenced
         Agreement                             above, each voting separately
     (b) Approval of New Investment
         Subadvisory Agreement                 All Funds, each voting separately
 2.  (a) Approval of Agreement and Plan of     Core Bond Fund
         Reorganization relating to Core
         Bond Funds
     (b) Approval of Agreement and Plan of     High Yield Bond Fund
         Reorganization relating to High
         Yield Bond Funds
     (c) Approval of Agreement and Plan of     Municipal Bond Fund
         Reorganization relating to
         Municipal Bond Funds
     (d) Approval of Agreement and Plan of     Strategic Income Fund
         Reorganization relating to
         Strategic Income Funds
     (e) Approval of Agreement and Plan of     U.S. Government Securities Fund
         Reorganization relating to U.S.
         Government Securities Funds

                               ----------------

                                  INTRODUCTION

   This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds (the "NAF Board") for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210, on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for North American Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is October 5, 2001.

   Before we describe the proposals any further, we need to define certain words or phrases that are used in this Proxy Statement and Prospectus:

     Acquired Fund: Your Fund, which is a portfolio of North American Funds.

     Acquiring Fund: The portfolio of SunAmerica Income Funds that is acquiring a comparable portfolio of North American Funds.

     Combined Fund: The Acquiring Fund after completion of the
  Reorganization.

     Core Bond Funds: The Core Bond Fund of North American Funds and the SunAmerica Core Bond Fund.

     Core Bond Combined Fund: The SunAmerica Core Bond Fund after the Reorganization.

     Fund: Either the Acquired Fund or Acquiring Fund, depending on the context.

     High Yield Bond Funds: The High Yield Bond Fund of North American Funds and the SunAmerica High Income Fund.

     High Yield Bond Combined Fund: The SunAmerica High Income Fund after the Reorganization.

     Investment Company Act: The Investment Company Act of 1940, as amended.

     Municipal Bond Funds: The Municipal Bond Fund of North American Funds and the SunAmerica Tax Exempt Insured Fund.

     NAF Core Bond Fund: The Core Bond Fund of North American Funds.

     NAF High Yield Bond Fund: The High Yield Bond Fund of North American
  Funds.

     NAF Municipal Bond Fund: The Municipal Bond Fund of North American
  Funds.

     NAF Strategic Income Fund: The Strategic Income Fund of North American
  Funds.

     NAF U.S. Government Securities Fund: The U.S. Government Securities Fund of North American Funds.

     Plan: The Agreement and Plan of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

     Reorganization: The transaction through which an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

     Strategic Income Funds: The Strategic Income Fund of North American Funds and the SunAmerica Diversified Income Fund.

     Strategic Combined Fund: The SunAmerica Diversified Income Fund after the Reorganization.

     Tax Exempt Insured Combined Fund: The SunAmerica Tax Exempt Insured Fund after the Reorganization.

     U.S. Government Securities Funds: The U.S. Government Securities Fund of North American Funds and the SunAmerica U.S. Government Securities Fund.

     U.S. Government Securities Combined Fund: The SunAmerica U.S. Government Securities Fund after the Reorganization.

   The shareholders solicited and entitled to vote on Proposals 1a, 1b, 2a, 2b, 2c, 2d and 2e of this Proxy Statement and Prospectus are outlined in the following table:

                     Proposal                                 Fund
                     --------                                 ----
 1.  (a) Approval of New Investment Advisory   All North American Funds referenced
         Agreement                             above, each voting separately
     (b) Approval of New Investment
         Subadvisory Agreement                 All Funds, each voting separately
 2.  (a) Approval of Agreement and Plan of     Core Bond Fund
         Reorganization relating to Core
         Bond Funds
     (b) Approval of Agreement and Plan of     High Yield Bond Fund
         Reorganization relating to High
         Yield Bond Funds
     (c) Approval of Agreement and Plan of     Municipal Bond Fund
         Reorganization relating to
         Municipal Bond Funds
     (d) Approval of Agreement and Plan of     Strategic Income Fund
         Reorganization relating to
         Strategic Income Funds
     (e) Approval of Agreement and Plan of     U.S. Government Securities Fund
         Reorganization relating to U.S.
         Government Securities Funds

                                    SUMMARY

   The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the forms of the New Investment Advisory Agreement, the New Subadvisory Agreement and the Plans, attached hereto as Exhibits IA, IB and II, respectively.

                     THE AIG MERGER AND THE NEW INVESTMENT
                      ADVISORY AND SUBADVISORY AGREEMENTS

   On August 29, 2001, American International Group, Inc. ("AIG") acquired American General Corporation ("American General"), the parent company of AGAM and AGIM (the "AIG Merger"). As a result of the AIG Merger, AGAM and AGIM each became subsidiaries of AIG. AIG is also the parent company of SunAmerica Asset Management Corp. ("SAAMCo").

   As a result of the AIG Merger, applicable law requires shareholder approval of a new investment advisory agreement (the "New Investment Advisory Agreement") and a new subadvisory agreement (the "New Subadvisory Agreement") for your Fund. The terms of the New Investment Advisory Agreement and New Subadvisory Agreement (the "New Agreements") are the same in all material respects as those of your Fund's previous investment advisory agreement (the "Previous Investment Advisory Agreement") and those of the previous subadvisory agreement between AGAM and AGIM (the "Previous Subadvisory Agreement"), respectively. See "Proposal No. 1(a): New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder, and "Proposal No. 1(b): New Subadvisory Agreement" below for a description of the New Subadvisory Agreement and the services to be provided by New AGIM thereunder.

   In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory or subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM. As part of its deliberations, the NAF Board also took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry, and the structure of the AIG Merger.

   In addition, the NAF Board considered the fact that at some point after consummation of the AIG Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the Acquired Funds or in the nature or quality of those services. Accordingly, the NAF Board approved the New Subadvisory Agreement with AGIM or an affiliate that in the future conducts the advisory business previously conducted by AGIM (previously defined as "New AGIM").

   AGAM and AGIM are wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was a part of one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization

   If shareholders approve their Fund's Reorganization and the Reorganization takes place:

  . The Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund;

  . Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

  . Shareholders holding Class A, Class B, Class C, Institutional Class I and
    Institutional Class II shares of the Acquired Fund will receive Class A, Class B, Class II, Class I and Class Z shares, respectively, as applicable, of the Acquiring Fund (the "Corresponding Shares"); and

  . Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

   No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

Reasons for the Reorganizations

   On August 2, 2001, the NAF Board unanimously approved each Reorganization, subject to shareholder approval and completion of the AIG Merger. The NAF Board, including all of the NAF Independent Trustees (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined in the Plans). Although, as a result of the Reorganizations, a shareholder of an Acquired Fund may receive Corresponding Shares which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. The NAF Independent Trustees are the Trustees who are not "interested persons" of North American Funds (within the meaning of the Investment Company Act).

   The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following:

  . the fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same or a similar investment objective and similar investment techniques;

  . the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds;

  . potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale (except with respect to the Core Bond Funds Reorganization); and

  . the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders.

For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a)-(e): Approval of the Plans" below.

   If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds and New AGIM will serve as subadviser to each of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds, and New AGIM will serve as subadviser to the Core Bond, High Yield Bond, Tax Exempt Insured and Strategic Combined Funds (subject to shareholder approval of the respective Acquiring Funds). The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Trustees of SunAmerica Income Funds (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                            FEE TABLES AND EXAMPLES

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
            for each of the Combined Funds (as of March 31, 2001)*

                                  Class A Shares                 Class B Shares            Class C/Class II Shares
                          ------------------------------ ------------------------------ ------------------------------
                                 Actual        Pro Forma        Actual        Pro Forma        Actual        Pro Forma
                          -------------------- --------- -------------------- --------- -------------------- ---------
                             NAF    SunAmerica Core Bond    NAF    SunAmerica Core Bond    NAF    SunAmerica Core Bond
                          Core Bond Core Bond  Combined  Core Bond Core Bond  Combined  Core Bond Core Bond  Combined
                            Fund       Fund      Fund      Fund       Fund      Fund      Fund       Fund      Fund
                          --------- ---------- --------- --------- ---------- --------- --------- ---------- ---------
Shareholder Fees (fees
paid directly from your
investment):
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)(1)...............    4.75%      4.75%     4.75%      None       None      None      None      1.00%     1.00%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption price,
whichever is lower)(2)..     None       None      None     5.00%      5.00%     5.00%     1.00%      1.00%     1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends....     None       None      None      None       None      None      None       None      None
Redemption Fee(3).......     None       None      None      None       None      None      None       None      None
Annual Fund Operating
Expenses (as a
percentage of average
net assets) (expenses
that are deducted from
Fund assets):
 Management Fees........    0.60%      0.60%     0.60%     0.60%      0.60%     0.60%     0.60%      0.60%     0.60%
 Distribution and/or
 Service (12b-1)
 Fees(4)................    0.35%      0.35%     0.35%     1.00%      1.00%     1.00%     1.00%      1.00%     1.00%
 Other Expenses.........    0.38%      0.57%     0.57%     0.38%      0.59%     0.59%     0.38%      0.62%     0.62%
Total Annual Fund
Operating Expenses
Before Expense
Reimbursement...........    1.33%      1.52%     1.52%     1.98%      2.19%     2.19%     1.98%      2.22%     2.22%
Expense
Reimbursement(5)(6).....     --        0.19%     0.19%      --        0.21%     0.21%      --        0.24%     0.24%
Net Expenses............    1.33%      1.33%     1.33%     1.98%      1.98%     1.98%     1.98%      1.98%     1.98%

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
            for each of the Combined Funds (as of March 31, 2001)*

                           Institutional Class I/Class I    Institutional Class II/Class Z
                                       Shares                           Shares
                          -------------------------------- --------------------------------
                                 Actual        Pro Forma**        Actual        Pro Forma**
                          -------------------- ----------- -------------------- -----------
                             NAF    SunAmerica  Core Bond     NAF    SunAmerica  Core Bond
                          Core Bond Core Bond   Combined   Core Bond Core Bond   Combined
                            Fund       Fund       Fund       Fund       Fund       Fund
                          --------- ---------- ----------- --------- ---------- -----------
Shareholder Fees (fees
paid directly from your
investment):
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)(1)...............    None       None       None       None       None       None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption price,
whichever is lower)(2)..    None       None       None       None       None       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends....    None       None       None       None       None       None
Redemption Fee(3).......    None       None       None       None       None       None
Annual Fund Operating
Expenses (as a
percentage of average
net assets) (expenses
that are deducted from
Fund assets):
 Management Fees........    0.60%      0.60%      0.60%      0.60%      0.60%      0.60%
 Distribution and/or
 Service (12b-1)
 Fees(4)................    None       None       None       None       None       None
 Other Expenses.........    0.63%      0.67%      0.67%      0.38%      0.13%      0.13%
Total Annual Fund
Operating Expenses
Before Expense
Reimbursement...........    1.23%      1.27%      1.27%      0.98%      0.73%      0.73%
Expense
Reimbursement(5)(6).....     --        0.04%      0.04%       --         --         --
Net Expenses............    1.23%      1.23%      1.23%      0.98%      0.73%      0.73%

   These examples are intended to help you compare the cost of investing in the Core Bond Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                            Cumulative Expenses Paid for the
                                                       Period of:
                                           -----------------------------------
                                           1 Year 3 Years 5 Years 10 Years(11)
                                           ------ ------- ------- ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A
  NAF Core Bond Fund......................  $604  $  876  $1,169     $2,000
  SunAmerica Core Bond Fund(8)............   604     876   1,169      2,000
  Pro Forma Core Bond Combined
   Fund***(8).............................   604     876   1,169      2,000
Class B
  NAF Core Bond Fund......................  $701  $1,021  $1,268     $2,139
  SunAmerica Core Bond Fund(8)............   701     921   1,268      2,139
  Pro Forma Core Bond Combined
   Fund***(8).............................   701     921   1,268      2,139
Class C/Class II
  NAF Core Bond Fund(8)...................  $301  $  621  $1,068     $2,306
  SunAmerica Core Bond Fund(8)............   399     715   1,157      2,383
  Pro Forma Core Bond Combined
   Fund***(8).............................   399     715   1,157      2,383
Institutional Class I/Class I
  NAF Core Bond Fund(8)...................  $125  $  390  $  676     $1,489
  SunAmerica Core Bond Fund(8)............   125     390     676      1,489
  Pro Forma Core Bond Combined
   Fund***(8).............................   125     390     676      1,489
Institutional Class II/Class Z
  NAF Core Bond Fund(8)...................  $100  $  312  $  542     $1,201
  SunAmerica Core Bond Fund...............    75     233     406        906
  Pro Forma Core Bond Combined Fund***....    75     233     406        906

                                             Cumulative Expenses Paid for the
                                                        Period of:
                                            -----------------------------------
                                            1 Year 3 Years 5 Years 10 Years(11)
                                            ------ ------- ------- ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A
  NAF Core Bond Fund(8)...................   $604   $876   $1,169     $2,000
  SunAmerica Core Bond Fund...............    604    876    1,169      2,000
  Pro Forma Core Bond Combined
   Fund***(8).............................    604    876    1,169      2,000
Class B
  NAF Core Bond Fund(8)...................   $201   $621   $1,068     $2,139
  SunAmerica Core Bond Fund...............    201    621    1,068      2,139
  Pro Forma Core Bond Combined
   Fund***(8).............................    201    621    1,068      2,139
Class C/Class II
  NAF Core Bond Fund(8)...................   $201   $621   $1,068     $2,306
  SunAmerica Core Bond Fund...............    299    715    1,157      2,383
  Pro Forma Core Bond Combined
   Fund***(8).............................    299    715    1,157      2,383
Institutional Class I/Class I
  NAF Core Bond Fund(8)...................   $125   $390   $  676     $1,489
  SunAmerica Core Bond Fund...............    125    390      676      1,489
  Pro Forma Core Bond Combined
   Fund***(8).............................    125    390      676      1,489
Institutional Class II/Class Z
  NAF Core Bond Fund(8)...................   $100   $312   $  542     $1,201
  SunAmerica Core Bond Fund...............     75    233      406        906
  Pro Forma Core Bond Combined Fund***....     75    233      406        906

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
            for each of the Combined Funds (as of March 31, 2001)*

                                  Class A Shares                  Class B Shares              Class C/Class II Shares
                          ------------------------------- ------------------------------- -------------------------------
                                 Actual         Pro Forma        Actual         Pro Forma        Actual         Pro Forma
                          --------------------- --------- --------------------- --------- --------------------- ---------
                                                  High                            High                            High
                                     SunAmerica   Yield              SunAmerica   Yield              SunAmerica   Yield
                             NAF        High      Bond       NAF        High      Bond       NAF        High      Bond
                          High Yield   Income   Combined  High Yield   Income   Combined  High Yield   Income   Combined
                          Bond Fund     Fund      Fund    Bond Fund     Fund      Fund    Bond Fund     Fund      Fund
                          ---------- ---------- --------- ---------- ---------- --------- ---------- ---------- ---------
Shareholder Fees (fees
paid directly from your
investment):
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)(1)..............      4.75%      4.75%     4.75%      None       None      None       None       1.00%     1.00%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption price,
whichever is
lower)(2)..............      None       None      None       5.00%      5.00%     5.00%      1.00%      1.00%     1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends...      None       None      None       None       None      None       None       None      None
Redemption Fee(3)......      None       None      None       None       None      None       None       None      None
Annual Fund Operating
Expenses (as a
percentage of average
net assets) (expenses
that are deducted from
Fund assets):
 Management Fees.......      0.83%      0.75%     0.75%      0.83%      0.75%     0.75%      0.83%      0.75%     0.75%
 Distribution and/or
 Service (12b-1)
 Fees(4)...............      0.35%      0.35%     0.35%      1.00%      1.00%     1.00%      1.00%      1.00%     1.00%
 Other Expenses........      0.39%      0.45%     0.45%      0.39%      0.43%     0.43%      0.39%      0.48%     0.48%
Total Annual Fund
Operating Expenses
Before Expense
Reimbursement..........      1.57%      1.55%     1.55%      2.22%      2.18%     2.18%      2.22%      2.23%     2.23%
Expense
Reimbursement(5)(6)(7)..      --         --        --         --         --        --         --        0.13%      --
Net Expenses...........      1.57%      1.55%     1.55%      2.22%      2.18%     2.18%      2.22%      2.10%     2.23%

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
          for each of the Combined Funds (each as of March 31, 2001)*

                           Institutional Class I/Class I    Institutional Class II/Class Z
                                       Shares                           Shares
                          -------------------------------- --------------------------------
                                  Actual         Pro Forma         Actual         Pro Forma
                          ---------------------- --------- ---------------------- ---------
                                                   High                             High
                                     SunAmerica    Yield              SunAmerica    Yield
                             NAF     High Income   Bond       NAF     High Income   Bond
                          High Yield    Bond     Combined  High Yield    Bond     Combined
                          Bond Fund     Fund      Fund**   Bond Fund     Fund      Fund**
                          ---------- ----------- --------- ---------- ----------- ---------
Shareholder Fees (fees
paid directly from your
investment):
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)(1)...............     None        N/A       None       None        N/A       None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption price,
whichever is lower)(2)..     None        N/A       None       None        N/A       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends....     None        N/A       None       None        N/A       None
Redemption Fee(3).......     None        N/A       None       None        N/A       None
Annual Fund Operating
Expenses (as a
percentage of average
net assets) (expenses
that are deducted from
Fund assets):
 Management Fees........     0.83%       N/A       0.75%      0.83%       N/A       0.75%
 Distribution and/or
 Service (12b-1)
 Fees(4)................     None        N/A       None       None        N/A       None
 Other Expenses.........     0.64%       N/A       1.06%      0.39%       N/A       0.20%
Total Annual Fund
Operating Expenses
Before Expense
Reimbursement...........     1.47%       N/A       1.81%      1.22%       N/A       0.95%
Expense
Reimbursement(5)(6).....      --         N/A       0.36%       --         N/A        --
Net Expenses............     1.47%       N/A       1.45%      1.22%       N/A       0.95%

   These examples are intended to help you compare the cost of investing in the High Yield Bond Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                            Cumulative Expenses Paid for the
                                                       Period of:
                                           -----------------------------------
                                           1 Year 3 Years 5 Years 10 Years(11)
                                           ------ ------- ------- ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A
  NAF High Yield Bond Fund(8).............  $627  $  947  $1,290     $2,254
  SunAmerica High Income Fund(8)..........   625     941   1,280      2,233
  Pro Forma High Yield Bond Combined
   Fund***................................   625     941   1,280      2,233
Class B
  NAF High Yield Bond Fund(8).............  $725  $1,094  $1,390     $2,388
  SunAmerica High Income Fund.............   721     982   1,369      2,354
  Pro Forma High Yield Bond Combined
   Fund***................................   721     982   1,369      2,354
Class C/Class II
  NAF High Yield Bond Fund(8).............  $325  $  694  $1,190     $2,554
  SunAmerica High Income Fund(8)..........   411     751   1,218      2,507
  Pro Forma High Yield Bond Combined
   Fund***(9).............................   424     790   1,283      2,639
Institutional Class I/Class I
  NAF High Yield Bond Fund(8).............  $150  $  465  $  803     $1,757
  Pro Forma High Yield Bond Combined
   Fund***(8).............................   148     459     792      1,735
Institutional Class II/Class Z
  NAF High Yield Bond Fund(8).............  $124  $  387  $  670     $1,477
  Pro Forma High Yield Bond Combined
   Fund***................................    97     303     526      1,166

                                             Cumulative Expenses Paid for the
                                                        Period of:
                                            -----------------------------------
                                            1 Year 3 Years 5 Years 10 Years(11)
                                            ------ ------- ------- ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A
  NAF High Yield Bond Fund................   $627   $947   $1,290     $2,254
  SunAmerica High Income Fund(8)..........    625    941    1,280      2,233
  Pro Forma High Yield Bond Combined
   Fund***................................    625    941    1,280      2,233
Class B
  NAF High Yield Bond Fund................   $225   $694   $1,190     $2,388
  SunAmerica High Income Fund.............    221    682    1,169      2,354
  Pro Forma High Yield Bond Combined
   Fund***................................    221    682    1,169      2,354
Class C/Class II
  NAF High Yield Bond Fund................   $225   $694   $1,190     $2,554
  SunAmerica High Income Fund(8)..........    311    751    1,218      2,507
  Pro Forma High Yield Bond Combined
   Fund***(10)............................    324    790    1,283      2,639
Institutional Class I/Class I
  NAF High Yield Bond Fund................   $150   $465   $  803     $1,757
  Pro Forma High Yield Bond Combined
   Fund***(8).............................    148    459      792      1,735
Institutional Class II/Class Z
  NAF High Yield Bond Fund(8).............   $124   $387     $670     $1,477
  Pro Forma High Yield Combined Fund***...     97    303      526      1,166

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
            for each of the Combined Funds (as of March 31, 2001)*

                                  Class A Shares                  Class B Shares                 Class C/II Shares
                          ------------------------------- ------------------------------- -------------------------------
                                 Actual        Pro Forma         Actual        Pro Forma         Actual        Pro Forma
                          -------------------- ---------- -------------------- ---------- -------------------- ----------
                                    SunAmerica Tax Exempt           SunAmerica Tax Exempt           SunAmerica Tax Exempt
                             NAF    Tax Exempt  Insured      NAF    Tax Exempt  Insured      NAF    Tax Exempt  Insured
                          Municipal  Insured    Combined  Municipal  Insured    Combined  Municipal  Insured    Combined
                          Bond Fund    Fund       Fund    Bond Fund    Fund       Fund    Bond Fund    Fund       Fund
                          --------- ---------- ---------- --------- ---------- ---------- --------- ---------- ----------
Shareholder Fees (fees
paid directly from your
investment):
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)(1)..............     4.75%      4.75%      4.75%     None       None       None      None       1.00%      1.00%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption price,
whichever is
lower)(2)..............     None       None       None      5.00%      5.00%      5.00%     1.00%      1.00%      1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends...     None       None       None      None       None       None      None       None       None
Redemption Fee(3)......     None       None       None      None       None       None      None       None       None
Annual Fund Operating
Expenses (as a
percentage of average
net assets) (expenses
that are deducted from
Fund assets):
 Management Fees.......     0.60%      0.50%      0.50%     0.60%      0.50%      0.50%     0.60%      0.50%      0.50%
 Distribution and/or
 Service (12b-1)
 Fees(4)...............     0.15%      0.35%      0.35%     1.00%      1.00%      1.00%     1.00%      1.00%      1.00%
 Other Expenses........     0.68%      0.41%      0.40%     0.68%      0.47%      0.45%     0.68%      2.04%      0.62%
Total Annual Fund
Operating Expenses
Before Expense
Reimbursement..........     1.43%      1.26%      1.25%     2.28%      1.97%      1.95%     2.28%      3.54%      2.12%
Expense
Reimbursement(5)(6)(7)..    0.38%       --         --       0.38%       --         --       0.38%      1.59%       --
Net Expenses...........     1.05%      1.26%      1.25%     1.90%      1.97%      1.95%     1.90%      1.95%      2.12%

   These examples are intended to help you compare the cost of investing in the Municipal Bond Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                            Cumulative Expenses Paid for the Period of:
                            ---------------------------------------------------
                             1 Year     3 Years      5 Years      10 Years(11)
                            ---------  -----------  -----------  --------------
Expenses if you did redeem
 your shares at the end of
 the period:
Class A
  NAF Municipal Bond
   Fund(8)................        $577 $       870       $1,185          $2,076
  SunAmerica Tax Exempt
   Insured Fund...........         597         856        1,134           1,925
  Pro Forma Tax Exempt
   Insured Combined
   Fund***................         596         853        1,129           1,915
Class B
  NAF Municipal Bond
   Fund(8)................        $693      $1,076       $1,386          $2,372
  SunAmerica Tax Exempt
   Insured Fund...........         700         918        1,262           2,112
  Pro Forma Tax Exempt
   Insured Combined
   Fund***................         698         912        1,252           2,094
Class C/Class II
  NAF Municipal Bond
   Fund(8)................        $293        $676       $1,186          $2,586
  SunAmerica Tax Exempt
   Insured Fund(8)........         396         706        1,142           2,352
  Pro Forma Tax Exempt
   Insured Combined
   Fund***(9).............         413         757        1,228           2,527

                              Cumulative Expenses Paid for the Period of:
                             --------------------------------------------------
                              1 Year     3 Years     5 Years     10 Years(11)
                             ---------  ----------  ----------- ---------------
Expenses if you did not
 redeem your shares at the
 end of the period:
Class A
  NAF Municipal Bond
   Fund(8)..................  $     577  $     870  $     1,185    $     2,076
  SunAmerica Tax Exempt
   Insured Fund.............        597        856        1,134          1,925
  Pro Forma Tax Exempt
   Insured Combined
   Fund***..................        596        853        1,129          1,915
Class B
  NAF Municipal Bond
   Fund(8)..................  $     193  $     676  $     1,186    $     2,372
  SunAmerica Tax Exempt
   Insured Fund.............        200        618        1,062          2,112
  Pro Forma Tax Exempt
   Insured Combined
   Fund***..................        198        612        1,052          2,094
Class C/Class II
  NAF Municipal Bond
   Fund(8)..................  $     193  $     676  $     1,186    $     2,586
  SunAmerica Tax Exempt
   Insured Fund(8)..........        296        706        1,142          2,352
  Pro Forma Tax Exempt
   Insured Combined
   Fund***(10)..............        313        757        1,228          2,527

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
          for each of the Combined Funds (each as of March 31, 2001)*

                                  Class A Shares                  Class B Shares              Class C/Class II Shares
                          ------------------------------- ------------------------------- -------------------------------
                                 Actual         Pro Forma        Actual         Pro Forma        Actual         Pro Forma
                          --------------------- --------- --------------------- --------- --------------------- ---------
                             NAF                             NAF                             NAF
                          Strategic SunAmerica  Strategic Strategic SunAmerica  Strategic Strategic SunAmerica  Strategic
                           Income   Diversified Combined   Income   Diversified Combined   Income   Diversified Combined
                            Fund    Income Fund   Fund      Fund    Income Fund   Fund      Fund    Income Fund   Fund
                          --------- ----------- --------- --------- ----------- --------- --------- ----------- ---------
Shareholder Fees (fees
paid directly from your
investment):
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of offering
price)(1)..............     4.75%      4.75%      4.75%     None       None       None      None       1.00%      1.00%
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption price,
whichever is
lower)(2)..............     None       None       None      5.00%      5.00%      5.00%     1.00%      1.00%      1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends...     None       None       None      None       None       None      None       None       None
Redemption Fee(3)......     None       None       None      None       None       None      None       None       None
Annual Fund Operating
Expenses (as a
percentage of average
net assets) (expenses
that are deducted from
Fund assets):
 Management Fees.......     0.74%      0.65%      0.65%     0.74%      0.65%      0.65%     0.74%      0.65%      0.65%
 Distribution and/or
 Service (12b-1)
 Fees(4)...............     0.35%      0.35%      0.35%     1.00%      1.00%      1.00%     1.00%      1.00%      1.00%
 Other Expenses........     0.86%      0.54%      0.54%     0.86%      0.57%      0.57%     0.86%      0.94%      0.60%
Total Annual Fund
Operating Expenses
Before Expense
Reimbursement..........     1.95%      1.54%      1.54%     2.60%      2.22%      2.22%     2.60%      2.59%      2.25%
Expense
Reimbursement(5)(6)(7)..    0.38%       --         --       0.38%       --         --       0.38%      0.44%       --
Net Expenses...........     1.57%      1.54%      1.54%     2.22%      2.22%      2.22%     2.22%      2.15%      2.25%

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
          for each of the Combined Funds (each as of March 31, 2001)*

                                                 Institutional Class I/Class I
                                                            Shares
                                                -------------------------------
                                                       Actual         Pro Forma
                                                --------------------- ---------
                                                   NAF
                                                Strategic SunAmerica  Strategic
                                                 Income   Diversified Combined
                                                  Fund    Income Fund  Fund**
                                                --------- ----------- ---------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)(1).....................................    None        N/A       None
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)(2)......    None        N/A       None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends..........................    None        N/A       None
Redemption Fee(3).............................    None        N/A       None
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
 Management Fees..............................    0.74%       N/A       0.65%
 Distribution and/or Service (12b-1) Fees(4)..    None        N/A       None
 Other Expenses...............................    1.11%       N/A       1.09%
Total Annual Fund Operating Expenses Before
Expense Reimbursement.........................    1.85%       N/A       1.74%
Expense Reimbursement(5)(6)...................    0.38%       N/A       0.30%
Net Expenses..................................    1.47%       N/A       1.44%

   These examples are intended to help you compare the cost of investing in the Strategic Income Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the Table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years(11)
                                             ------ ------ ------ ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A
  NAF Strategic Income Fund(8)..............  $627  $1,023 $1,444    $2,613
  SunAmerica Diversified Income Fund........   624     938  1,275     2,222
  Pro Forma Strategic Combined Fund***......   624     938  1,275     2,222
Class B
  NAF Strategic Income Fund(8)..............  $725  $1,172 $1,546    $2,748
  SunAmerica Diversified Income Fund........   725     994  1,390     2,383
  Pro Forma Strategic Combined Fund***......   725     994  1,390     2,383
Class C/Class II
  NAF Strategic Income Fund(8)..............  $325  $  772 $1,346    $2,906
  SunAmerica Diversified Income Fund(8).....   416     766  1,243     2,558
  Pro Forma Strategic Combined Fund***(9)...   426     796  1,293     2,659
Institutional Class I/Class I
  NAF Strategic Income Fund(8)..............  $150  $  545 $  965    $2,138
  Pro Forma Strategic Combined Fund***(8)...   147     456    787     1,724

                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                             ---------------------------------
                                                      3      5
                                             1 Year Years  Years  10 Years(11)
                                             ------ ------ ------ ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A
  NAF Strategic Income Fund(8)..............  $627  $1,023 $1,444    $2,613
  SunAmerica Diversified Income Fund........   624     938  1,275     2,222
  Pro Forma Strategic Combined Fund***......   624     938  1,275     2,222
Class B
  NAF Strategic Income Fund(8)..............  $225  $  772 $1,346    $2,748
  SunAmerica Diversified Income Fund........   225     694  1,190     2,383
  Pro Forma Strategic Combined Fund***(8)...   225     694  1,190     2,383
Class C/Class II
  NAF Strategic Income Fund(8)..............  $225  $  772 $1,346    $2,906
  SunAmerica Diversified Income Fund(8).....   316     766  1,243     2,558
  Pro Forma Strategic Combined
   Fund***(8)(10)...........................   326     796  1,293     2,659
Institutional Class I/Class I
  NAF Strategic Income Fund(8)..............  $150  $  545 $  965    $2,138
  Pro Forma Strategic Combined Fund***(8)...   147     456    787     1,724

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
            for each of the Combined Funds (as of March 31, 2001)*

                                Class A Shares                   Class B Shares              Class C/Class II Shares
                       -------------------------------- -------------------------------- --------------------------------
                              Actual         Pro Forma         Actual         Pro Forma         Actual         Pro Forma
                       --------------------- ---------- --------------------- ---------- --------------------- ----------
                          NAF     SunAmerica    U.S.       NAF     SunAmerica    U.S.       NAF     SunAmerica    U.S.
                          U.S.       U.S.    Government    U.S.       U.S.    Government    U.S.       U.S.    Government
                       Government Government Securities Government Government Securities Government Government Securities
                       Securities Securities  Combined  Securities Securities  Combined  Securities Securities  Combined
                          Fund       Fund       Fund       Fund       Fund       Fund       Fund       Fund       Fund
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Shareholder Fees
(fees paid directly
from your
investment):
Maximum Sales Charge
(Load) Imposed on
Purchases (as a
percentage of
offering price)(1)..      4.75%      4.75%      4.75%      None       None       None       None       1.00%      1.00%
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
price, whichever is
lower)(2)...........      None       None       None       5.00%      5.00%      5.00%      1.00%      1.00%      1.00%
Maximum Sales Charge
(Load) Imposed on
Reinvested
Dividends...........      None       None       None       None       None       None       None       None       None
Redemption Fee(3)...      None       None       None       None       None       None       None       None       None
Annual Fund
Operating Expenses
(as a percentage of
average net assets)
(expenses that are
deducted from Fund
assets):
 Management Fees....      0.60%      0.75%      0.64%      0.60%      0.75%      0.64%      0.60%      0.75%      0.64%
 Distribution and/or
 Service (12b-1)
 Fees(4)............      0.35%      0.35%      0.35%      1.00%      1.00%      1.00%      1.00%      1.00%      1.00%
 Other Expenses.....      0.59%      0.39%      0.38%      0.59%      0.42%      0.41%      0.59%      1.63%      0.51%
Total Annual Fund
Operating Expenses
Before Expense
Reimbursement.......      1.54%      1.49%      1.37%      2.19%      2.17%      2.05%      2.19%      3.38%      2.15%
Expense
Reimbursement(5)(6)..     0.24%       --        0.05%      0.24%       --        0.05%      0.24%      1.18%      0.10%
Net Expenses........      1.30%      1.49%      1.32%      1.95%      2.17%      2.00%      1.95%      2.20%      2.05%

       Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of March 31, 2001) and Pro Forma Fee Table
            for each of the Combined Funds (as of March 31, 2001)*

                                               Institutional Class I/Class I
                                                           Shares
                                              --------------------------------
                                                     Actual         Pro Forma
                                              --------------------- ----------
                                                 NAF     SunAmerica    U.S.
                                                 U.S.       U.S.    Government
                                              Government Government Securities
                                              Securities Securities  Combined
                                                 Fund       Fund      Fund**
                                              ---------- ---------- ----------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)(1)....................................    None       N/A        None
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)(2).....    None       N/A        None
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.........................    None       N/A        None
Redemption Fee(3)............................    None       N/A        None
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
 Management Fees.............................    0.60%      N/A        0.64%
 Distribution and/or Service (12b-1)
 Fees(4).....................................    None       N/A        None
 Other Expenses..............................    0.84%      N/A        0.63%
Total Annual Fund Operating Expenses Before
Expense Reimbursement........................    1.44%      N/A        1.27%
Expense Reimbursement(5)(6)..................    0.24%      N/A        0.05%
Net Expenses.................................    1.20%      N/A        1.22%

   These examples are intended to help you compare the cost of investing in the U.S. Government Securities Funds with the cost of investing in other mutual funds.

Examples:

   An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the Table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                Cumulative Expenses Paid
                                                   for the Period of:
                                           -----------------------------------
                                           1 Year 3 Years 5 Years 10 Years(11)
                                           ------ ------- ------- ------------
Expenses if you did redeem your shares at
 the end of the period:
Class A
  NAF U.S. Government Securities Fund(8)..  $601  $  916  $1,253     $2,203
  SunAmerica U.S. Government Securities
   Fund...................................   619     933   1,250      2,170
  Pro Forma U.S. Government Securities
   Combined Fund***(8)....................   603     873   1,164      1,990
Class B
  NAF U.S. Government Securities Fund(8)..  $698  $1,062  $1,353     $2,340
  SunAmerica U.S. Government Securities
   Fund...................................   720     979   1,364      2,331
  Pro Forma U.S. Government Securities
   Combined Fund***(8)....................   703     927   1,278      2,152
Class C/Class II
  NAF U.S. Government Securities Fund(8)..  $298  $  662  $1,153     $2,505
  SunAmerica U.S. Government Securities
   Fund(8)................................   421     781   1,268      2,609
  Pro Forma U.S. Government Securities
   Combined Fund***(8)....................   406     736   1,192      2,455
Institutional Class I/Class I
  NAF U.S. Government Securities Fund(8)..  $122  $  432  $  764     $1,704
  Pro Forma U.S. Government Securities
   Combined Fund***(8)....................   124     387     670      1,477

                                                 Cumulative Expenses Paid
                                                    for the Period of:
                                            -----------------------------------
                                            1 Year 3 Years 5 Years 10 Years(11)
                                            ------ ------- ------- ------------
Expenses if you did not redeem your shares
 at the end of the period:
Class A
  NAF U.S. Government Securities Fund(8)..   $601   $916   $1,253     $2,203
  SunAmerica U.S. Government Securities
   Fund...................................    619    933    1,250      2,170
  Pro Forma U.S. Government Securities
   Combined Fund***(8)....................    603    873    1,164      1,990
Class B
  NAF U.S. Government Securities Fund(8)..   $198   $662   $1,153     $2,340
  SunAmerica U.S. Government Securities
   Fund...................................    220    679    1,164      2,331
  Pro Forma U.S. Government Securities
   Combined Fund***(8)....................    203    627    1,078      2,152
Class C/Class II
  NAF U.S. Government Securities Fund(8)..   $198   $662   $1,153     $2,505
  SunAmerica U.S. Government Securities
   Fund(8)................................    321    781    1,268      2,609
  Pro Forma U.S. Government Securities
   Combined Fund***(8)....................    306    736    1,192      2,455
Institutional Class I/Class I
  NAF U.S. Government Securities Fund(8)..   $122   $432   $  764     $1,704
  Pro Forma U.S. Government Securities
   Combined Fund***(8)....................    124    387      670      1,477

--------
+    As reflected in the Acquired Funds Prospectuses.
* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" in connection with the SunAmerica Core Bond Fund and each of the Combined Funds have been estimated.
** Each Combined Fund (except the Tax Exempt Insured Combined Fund) will commence offering Class I shares upon completion of the applicable Reorganization. In addition, the SunAmerica Core Bond Fund and the SunAmerica High Income Fund will commence offering Class Z shares upon completion of their respective Reorganizations.
***  Assuming the Reorganization had taken place on March 31, 2001.
(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.
(2) With respect to the Acquired Funds, (i) purchases of Class A shares of $1 million or more are subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-
     (e): Approval of the Plans," and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class
     A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS (as defined below). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.
     With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares of $1 million or more are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-(d): Approval of the Plans," and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.
(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.
(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(5) With respect to each Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance
     AGAM would continue to provide such fee reductions and expense reimbursements past such date.
(6) With respect to certain classes of shares of the Acquiring Funds and the Combined Funds, the SunAmerica Board, including a majority of the Trustees who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of SunAmerica Income Funds (the "SunAmerica Independent Trustees"), approved the Acquiring Funds' and the Combined Funds' Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent

   Trustees. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Trustees.
(7) SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for Class II shares of the following Combined Funds do not exceed the amounts set forth below:

     High Yield Bond Combined Fund........................................ 2.18%
     Tax Exempt Insured Combined Fund..................................... 1.95%
     Strategic Combined Fund.............................................. 2.22%

   These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

(8) Expenses used for the example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above under "--Fee Tables."
(9) SAAMCo is voluntarily waiving fees and/or reimbursing expenses for Class II shares of the following Combined Funds. However, this fee waiver and/or expense reimbursement is not reflected in the example above. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:

                                                 1 year 3 years 5 years 10 years
                                                 ------ ------- ------- --------
     High Yield Bond Combined Fund..............  418     775    1,258   2,588
     Tax Exempt Insured Combined Fund...........  396     706    1,142   2,352
     Strategic Combined Fund....................  423     787    1,278   2,629

(10) SAAMCo is voluntarily waiving fees and/or reimbursing expenses for Class II shares of the following Funds. However, this fee waiver and/or expense reimbursement is not reflected in the example above. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:

                                                 1 year 3 years 5 years 10 years
                                                 ------ ------- ------- --------
     High Yield Bond Combined Fund..............  318     775    1,258   2,588
     Tax Exempt Insured Combined Fund...........  296     706    1,142   2,352
     Strategic Combined Fund....................  323     787    1,278   2,629

(11) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.
-------

The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on March 31, 2001.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a)-(e): Approval of the Plans."

                                   THE FUNDS

Business of the Acquired Funds

   Each Acquired Fund is a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

Business of the Acquiring Funds

   Each Acquiring Fund is a separate investment portfolio or series of SunAmerica Income Funds, a Massachusetts business trust, which was established on April 24, 1986 pursuant to its Declaration of Trust. The SunAmerica Core Bond Fund is newly created and has not yet commenced operations.

Comparison of the Funds

   A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval. Each of the Funds is diversified.

   As a condition to the Reorganizations involving the High Yield Bond Funds and the Strategic Income Funds, the respective Acquiring Funds must obtain shareholder approval to change the investment objective of the respective Acquiring Fund to resemble more closely that of the Acquired Fund. Accordingly, the comparisons of these Funds assumes that shareholders of the Acquiring Funds have approved the necessary changes and reflects a comparison of the Acquired Fund and the respective Combined Fund. The investment objective of each Acquiring Fund (except the SunAmerica Core Bond Fund) is fundamental. Shareholders of the SunAmerica Diversified Income Fund, SunAmerica High Income Fund and SunAmerica Tax Exempt Insured Fund are currently being asked to vote on a proposal to make their respective investment objectives non-fundamental. The investment objective of each Acquired Fund is fundamental except for the NAF High Yield Bond Fund.

   The main differences in the principal investment strategies of the Funds, each of which is discussed in more detail below, are as follows:

With respect to the Core Bond Funds,

  . that the NAF Core Bond Fund may invest up to 35% of its assets in foreign securities pursuant to a non-fundamental investment restriction, while the SunAmerica Core Bond Fund is not similarly restricted.

With respect to the Municipal Bond Funds,

  . that the SunAmerica Tax Exempt Insured Fund will invest, under normal market conditions, at least 65% of its total assets in municipal bonds that, in addition to having income exempt from federal income tax, are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities, while the NAF Municipal Bond Fund is not similarly restricted.

                                Core Bond Funds

 Investment Objectives

   The investment objective of the NAF Core Bond Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity. The SunAmerica Core Bond Fund has the same investment objective as the NAF Core Bond Fund.

 Investment Policies

   Strategies. Each of the Core Bond Funds pursues or will pursue its respective investment objective by investing primarily in a combination of fixed-income securities, including in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers.

   Foreign Securities. The NAF Core Bond Fund may invest up to 35% of its assets in foreign securities pursuant to a non-fundamental investment restriction. The SunAmerica Core Bond Fund is not similarly restricted.

                             High Yield Bond Funds

 Investment Objectives

   The investment objective of the NAF High Yield Bond Fund is to seek the highest possible total return consistent with conservation of capital. The investment objective of the High Yield Combined Fund will be to seek a high level of total return. These objectives are substantially similar.

 Investment Policies

   Strategies. Both High Yield Bond Funds pursue their respective investment objectives by investing primarily in high-yield, high-risk corporate bonds (commonly referred to as junk bonds), generally with relatively low duration. The SunAmerica High Income Fund currently pursues its investment objective by investing, under normal market conditions, at least 65% of its assets in bonds as described in the Acquiring Funds Prospectus. Beginning on July 31, 2002, the Fund will adopt a policy of investing, under normal market conditions, at least 80% of its assets in such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock.

   High Yield Bonds. High-yield bonds are those rated below investment grade-- rated below "Baa" by Moody's Investors Service, Inc. ("Moodys") or below "BBB" by Standard & Poor's Corporation ("S&P"), or, if unrated, determined to be of equivalent quality by the subadviser.

                              Municipal Bond Funds

 Investment Objectives

   The investment objective of the NAF Municipal Bond Fund is to achieve a high level of current income that is exempt from regular federal income taxes. The NAF Municipal Bond Fund is also particularly concerned with preserving capital. The investment objective of the SunAmerica Tax Exempt Insured Fund is to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital. Accordingly, the investment objectives of the NAF Municipal Bond Fund and the Tax Exempt Insured Fund are substantially similar.

 Investment Policies

   Strategies. The NAF Municipal Bond Fund and the SunAmerica Tax Exempt Insured Fund each invests in a portfolio comprised primarily of municipal fixed income securities exempt from federal income taxes. Specifically, the NAF Municipal Bond Fund invests at least 80% of total assets in investment grade municipal fixed-income securities, such as municipal bonds, municipal notes and other municipal obligations. The SunAmerica Tax Exempt Insured Fund will invest, under normal market conditions, at least 80% of its total assets in municipal bonds, the income of which is exempt from federal income taxes, and at least 65% of its total assets in municipal bonds that, in addition to having income exempt from federal income tax, are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities. The NAF Municipal Bond Fund is not similarly restricted.

                                Strategic Funds

 Investment Objectives

   The investment objective of the NAF Strategic Income Fund is to seek a high level of total return consistent with preservation of capital. The investment objective of the Strategic Combined Fund will be to seek a high level of total return. These objectives are substantially similar.

 Investment Policies

   Strategies. Both Strategic Income Funds pursue their respective investment objectives by investing primarily in a broad range of fixed-income securities, including investment grade bonds, U.S. Government and agency obligations, mortgage-backed securities, and U.S. and foreign high-risk, high-yield bonds. The SunAmerica Diversified Income Fund currently pursues its investment objective by investing, under normal market conditions, at least 65% of its assets in bonds as described in the Acquiring Funds Prospectus. Beginning on July 31, 2002, the Fund will adopt a policy of investing, under normal market conditions, at least 80% of its assets in such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock.

                        U.S. Government Securities Funds

 Investment Objectives

   The investment objective of the NAF U.S. Government Securities Fund is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. The investment objective of the SunAmerica U.S. Government Securities Fund is high current income consistent with relative safety of capital. Accordingly, the investment objective of the two Funds are substantially similar.

 Investment Policies

   Strategies. The NAF U.S. Government Securities Fund and the SunAmerica U.S. Government Securities Fund each invests in a portfolio comprised primarily of securities issued by the U.S. Government, or any agency or instrumentality thereof.

                                   All Funds

 Principal Risk Factors

   For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

 Trustees and Officers

   Each of North American Funds and SunAmerica Income Funds is governed by a Board of Trustees that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board of Trustees elects its respective Funds' officers.

 Management Arrangements

   Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a)-(e): Approval of the Plans-- Comparison of Management and Administrative Arrangements and Fees" for more detailed information regarding the advisory arrangements of the Funds.

   The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund and each Acquiring Fund to AGAM and SAAMCo, respectively, for their respective management and administrative services:

                                                        Advisory Fee:
                         ----------------------------------------------------------------------------
                                       Between      Between      Between      Between
                                     $50 Million  $200 Million $350 Million $400 Million    Excess
                            First        and          and          and          and          over
Acquired Fund            $50 Million $200 Million $350 Million $400 Million $500 Million $500 Million
-------------            ----------- ------------ ------------ ------------ ------------ ------------
NAF Core Bond Fund......    0.600%      0.600%       0.525%       0.525%       0.525%       0.475%
SunAmerica Core Bond
 Fund...................    0.600%      0.600%       0.525%       0.525%       0.525%       0.475%

NAF High Yield Bond
 Fund...................    0.825%      0.825%       0.725%       0.725%       0.725%       0.675%
SunAmerica High Income
 Fund...................    0.750%      0.750%       0.720%       0.720%       0.550%       0.550%

NAF Municipal Bond
 Fund...................    0.600%      0.600%       0.600%       0.600%       0.600%       0.600%
SunAmerica Tax Exempt
 Insured Fund...........    0.500%      0.500%       0.500%       0.450%       0.450%       0.450%

NAF Strategic Income
 Fund...................    0.750%      0.700%       0.650%       0.650%       0.650%       0.600%
SunAmerica Diversified
 Income Fund............    0.650%      0.650%       0.650%       0.600%       0.600%       0.600%

NAF U.S. Government
 Securities Fund........    0.600%      0.600%       0.525%       0.525%       0.525%       0.475%
SunAmerica U.S.
 Government Securities
 Fund...................    0.650%      0.650%       0.620%       0.620%       0.550%       0.550%

   The schedule of fees payable by SunAmerica U.S. Government Securities Fund set out above will become effective on November 9, 2001 if the shareholders in the Fund approve the U.S. Government Securities Funds Reorganization.

   SunAmerica Core Bond Fund is a newly created investment portfolio and will commence operations upon consummation of the respective Reorganization.

   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates currently paid by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the High Yield Bond Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the break point schedule referenced above. The table below sets forth the pro forma effective fee rate of each Combined Fund as of March 31, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

                                                                     Pro Forma
                                                                     Effective
                                                                    Advisory Fee
      Combined Fund:                                                   Rate:
      --------------                                                ------------
      Core Bond Combined Fund......................................     0.60%
      High Yield Bond Combined Fund................................     0.75%
      Tax Exempt Insured Combined Fund.............................     0.50%
      Strategic Combined Fund......................................     0.65%
      U.S. Government Securities Combined Fund.....................     0.64%

   The Core Bond Combined Fund will pay advisory fees at the same annual rate as the NAF Core Bond Fund. The High Yield Bond, Tax Exempt Insured and Strategic Combined Funds will pay advisory fees at a lower annual rate than the respective Acquired Fund. The U.S. Government Securities Combined Fund will pay advisory fees at a higher annual rate than the respective Acquired Fund.

   Investment Advisory Agreements. The investment advisory agreement between SunAmerica Income Funds on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for further discussion regarding these agreements.

   Subadvisory Arrangements. New AGIM currently serves as subadviser to each of the Acquired Funds. After the Core Bond Funds', High Yield Bond Funds', Municipal Bond Funds', and the Strategic Income Funds' Reorganizations, and subject to approval of shareholders of the respective Acquiring Fund (as necessary) New AGIM will serve as the subadviser to these Funds pursuant to a new subadvisory agreement with SAAMCo (the "SunAmerica Subadvisory Agreement"). The SunAmerica Subadvisory Agreement is similar to both the New and Previous Subadvisory Agreements applicable to the respective Acquired Funds (collectively, the "NAF Subadvisory Agreement"), except for certain matters including the effective dates and the identity of the investment adviser.

 Distribution and Shareholder Servicing Arrangements

   Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for additional information regarding the Funds' distribution arrangements.

   Shareholder Servicing Fees for Institutional Class I/Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for additional information regarding these services.

 Other Service Agreements with Affiliates

   SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans" for additional information regarding these service agreements.

 Other

   Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

   Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of trustees, changes in fundamental policies, or approval of changes in investment advisory agreements.

   Class Structure. The following chart illustrates the classes of shares currently offered by the Acquired Funds and the Acquiring Funds as well as the classes of shares to be offered by the Combined Funds after consummation of the respective Reorganizations:

      Fund:                                       Classes Offered:
      -----                          ------------------------------------------
      NAF Core Bond Fund             A, B, C, Institutional I, Institutional II
      SunAmerica Core Bond Fund*     A, B, II, I, Z
      Core Bond Combined Fund        A, B, II, I, Z

      NAF High Yield Bond Fund       A, B, C, Institutional I, Institutional II
      SunAmerica High Income Fund    A, B, II
      High Yield Bond Combined Fund  A, B, II, I, Z

      NAF Municipal Bond Fund        A, B, C
      SunAmerica Tax Exempt Insured
       Fund                          A, B, II
      Tax Exempt Insured Combined
       Fund                          A, B, II

      NAF Strategic Income Fund      A, B, C, Institutional I
      SunAmerica Diversified Income
       Fund                          A, B, II
      Strategic Combined Fund        A, B, II, I

      NAF U.S. Government
       Securities Fund               A, B, C, Institutional I
      SunAmerica U.S. Government
       Securities Fund               A, B, II
      U.S. Government Securities
       Combined Fund                 A, B, II, I

     * The SunAmerica Core Bond Fund has not yet commenced operations and therefore has not yet issued shares of any class.

   Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans--Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

   Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Comparison of the Funds--Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

   Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Comparison of the Funds" below, "Account Services" and "Section III: Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

   Dividends. The Funds currently have the same policies with respect to dividends. See "Proposals Nos. 2(a)-(e): Approval of the Plans--Dividends" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend Distribution and Account Policies" in the Acquiring Funds Prospectus.

   Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a)-(e):
Approval of the Plans--Valuation of Fund Shares" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

   Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization. For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a)-(e): Approval of the Plans."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

                   PRINCIPAL RISKS OF INVESTING IN THE FUNDS

   Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

   As a condition to the Reorganizations involving the High Yield Bond Funds and the Strategic Income Funds, the respective Acquiring Funds must obtain shareholder approval to change the investment objective of the respective Acquiring Fund to conform more closely to that of the Acquired Fund. Accordingly, the comparisons of the risks of investing in these Funds assumes that shareholders of the Acquiring Funds have approved the necessary changes and reflects a comparison of the Acquired Fund and the respective Combined Fund. The principal risks of the Funds are substantially similar.

All Funds

 Bond Market Volatility

   As with any bond fund, each Fund is subject to the risk that bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Fund's portfolio.

 Credit Quality Risk

   Each Fund is subject to credit quality risk, which is the risk that the issuers in which the Funds invest, or with which it does business, will fail financially or otherwise fail to honor their financial obligations. This risk is heightened for the High Yield Bond Funds, which invest primarily in lower quality bonds.

 Interest Rate Fluctuations

   Volatility in the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Each Fund is susceptible to this risk.

 Securities Selection Risk

   Each Fund is subject to the risk that a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Core Bond Funds

 Prepayment Risk

   The Funds are subject to the risk that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

Strategic Income Funds

 Foreign Investment Risk

   Each Fund is subject to the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes. Furthermore, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

   In addition, a principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Strategic Income Funds and High Yield Bond Funds

 Junk Bond Risk

   The Strategic Income Funds may, and the High Yield Bond Funds will, invest in "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or may already be in default. The market price for junk bonds may fluctuate more than higher-quality securities and may decline significantly, and it may be more difficult for a Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Fund to replace the security with a lower yielding security, which could decrease the return on such Fund.

                            PROPOSALS NOS. 1(a)-(b):

               APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT
                       AND THE NEW SUBADVISORY AGREEMENT

   THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Board Considerations

   On August 29, 2001, AIG acquired American General in the AIG Merger. As a result of the AIG Merger, AGAM and AGIM each became a subsidiary of AIG.

   As required by the Investment Company Act, the Previous Investment Advisory Agreement and Previous Subadvisory Agreement (collectively, the "Previous Agreements") provided for automatic termination upon "assignment." Under the Investment Company Act, a change of control of an investment adviser (or subadviser) constitutes an "assignment." The consummation of the AIG Merger resulted in the assignment of the Previous Agreements and their automatic termination. Therefore, as described below, shareholders are being asked to approve the New Agreements.

   At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds and an interim subadvisory agreement (the "Interim Subadvisory Agreement" and, together with the Interim Investment Advisory Agreement, the "Interim Agreements") between AGAM and New AGIM, an affiliate of AGIM, with respect to the Acquired Funds pursuant to Rule 15a-4 under the Investment Company Act. This allowed AGAM and New AGIM to continue to serve as investment adviser and subadviser, respectively, for the Acquired Funds after the AIG Merger. This Rule allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Agreements require all fees earned by AGAM and New AGIM to be escrowed pending shareholder approval of the New Agreements. If the New Agreements are not approved, AGAM and New AGIM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Agreements (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Agreements will terminate on the earlier of the effective date of the New Agreements or 150 days after the completion of the AIG Merger.

   Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects as those of the Previous Investment Advisory Agreement and Previous Subadvisory Agreement, respectively. The Interim Agreements differ from the Previous Agreements only with respect to the effective date, the term, and the escrow provisions relating to fees (as described above). Under the Investment Company Act, however, AGAM and New AGIM may continue to serve as the investment adviser or subadviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and subadvisory agreement with New AGIM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Agreements on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects as those of the respective Previous Agreement. Each New Agreement differs from the respective Previous Agreement only with respect to its effective date. See "--Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder and "--Description of New Subadvisory Agreement" below for a description of the New Subadvisory Agreement and the services to be provided by New AGIM thereunder.

   In connection with its approval of the New Agreements, the NAF Board received a presentation from representatives of AIG and SAAMCo, as well as from AGAM. The NAF Board considered that the AIG Merger did not involve any changes in the overall form of the advisory or subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. The NAF Board also considered that AGAM and SAAMCo had indicated that while they intended to propose the Reorganizations to the NAF Board at a subsequent meeting, until such Reorganizations were approved and consummated, SAAMCo and AIG represented there would be no material change in the nature and quality of services provided by AGAM or New AGIM. As part of their deliberations, the NAF Board also took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the AIG Merger.

   In addition, the NAF Board considered the fact that at some point after consummation of the AIG Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the Acquired Funds or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with New AGIM.

   Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM or New AGIM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of Section 15(f), AIG advised the NAF Board that for a period of three years after the AIG Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo, AGAM or New AGIM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

                               PROPOSAL NO. 1(a)

                       NEW INVESTMENT ADVISORY AGREEMENT

Description of the New Investment Advisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). If this proposal is approved by the shareholders of an Acquired Fund, but a Reorganization is not approved, AGAM will continue to serve as that Acquired Fund's adviser under the New Investment Advisory Agreement. The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IA.

   As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary--Management Arrangements" for a description of the Fee payable to AGAM under the Previous Investment Advisory Agreement.

   AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds. See "Summary--Fee Tables" or "Proposals Nos. 2(a)-(e): Approval of the Plans--NAF Board Considerations:
Potential Benefits to Shareholders as a Result of the Reorganizations."

   For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $663,440, $170,074, $76,875, $322,001 and $300,110 were attributable to the NAF Core Bond Fund, the NAF High Yield Bond Fund (for the period from July 7, 2000 to October 31,
2000), the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, respectively. From November 1, 1999 to July 7, 2000, The Variable Annuity Life Insurance Company ("VALIC"), an affiliate of AGAM, served as investment adviser to the NAF High Yield Bond Fund. During this period, North American Funds paid total advisory fees to VALIC of $540,574. Of such amount, $310,091 was attributable to the NAF High Yield Bond Fund. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Investment Advisory Agreement. Approval of the New Investment Advisory Agreement by one Acquired Fund is not contingent upon approval of the New Investment Advisory Agreement by any other Acquired Fund. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

 General

   CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory agreement since the completion of the AIG Merger.

   AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the AIG Merger, AGAM and AGIM were wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the AIG Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

   The directors and principal executive officer of AGAM, if any, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

  Name and Address         Position with AGAM and Principal Occupation(s)
  ----------------         ----------------------------------------------
 John A. Graf ...... Senior Vice Chairman, Asset Accumulation, American
  2929 Allen Parkway General.
  Houston, TX 77019

 Kent E. Barrett ... Director and Treasurer; Senior Vice President and General
  2929 Allen Parkway Auditor, American General
  Houston, TX 77019

   In addition, the following officers of North American Funds also are employees of AGAM:

   Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

   John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

   John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

 Additional Payments to AGAM and its Affiliates by Acquired Funds

   The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $130,390, $21,839, $19,678, $70,665 and $81,338 were attributable to the NAF Core Bond Fund, the NAF High Yield Bond Fund, the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, provided accounting services for the NAF High Yield Bond Fund under an accounting services agreement. For this period, the North American Funds paid VALIC, in the aggregate, $27,375 for these services. Of such amount, $13,289 was attributable to the NAF High Yield Bond Fund.

   For the fiscal year ended October 31, 2000, AGAM was paid fees on Institutional Class I shares under the NAF Services Agreement (as defined below) of $12,555, $85, $0, $1,662 and $0 by the NAF Core Bond Fund, the NAF High Yield Bond Fund, the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, respectively.

   For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                      Distribution and Service
                                                                Fees
                                                     --------------------------
                                                     Class A  Class B  Class C
                                                     -------- -------- --------
NAF Core Bond Fund.................................. $ 12,104 $ 44,808 $ 35,079
NAF High Yield Bond Fund*...........................      281    4,873      744
NAF Municipal Bond Fund.............................    7,687   46,249   30,606
NAF Strategic Income Fund...........................   26,192  180,981  165,037
NAF U.S. Government Securities Fund.................  110,086   98,571   87,079

*  For period July 7, 2000 to October 31, 2000.

   For the period November 1, 1999 to July 7, 2000, the NAF Distributor and the Underwriter to the VALIC Funds received underwriting commissions of $307,778. Of such amount, $9,565 was attributable to the NAF High Yield Bond Fund. Of the underwriting commissions received during this period, $32,166 was retained by the NAF Distributor. The balance of such commissions was paid to American General Financial Advisors, Inc., an affiliated broker-dealer. During this period, the NAF Distributor did not receive directly or indirectly from the NAF High Yield Bond Fund any compensation on the redemption or repurchase of Fund Shares, brokerage commissions or other underwriting compensation.

   For the fiscal year ended October 31, 2000, the Acquired Funds did not pay brokerage commissions to any affiliated brokers.

                               PROPOSAL NO. 1(b)

                         THE NEW SUBADVISORY AGREEMENT

Description of the New Subadvisory Agreement

   As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Subadvisory Agreement between AGAM and New AGIM to ensure that the Acquired Funds receive subadvisory services during the period prior to consummation of the Reorganization. The approval of the New Subadvisory Agreement is contingent upon approval of the New Investment Advisory Agreement, and accordingly, will not take effect if the New Investment Advisory Agreement is not approved. If Proposals Nos. 1(a) and (b) are approved, but a Reorganization is not approved by the shareholders of an Acquired Fund, New AGIM will continue to serve as that Acquired Fund's subadviser under the New Subadvisory Agreement. The terms of the New Subadvisory Agreement are the same in all material respects as those of the Previous Subadvisory Agreement. The New Subadvisory Agreement differs from the Previous Subadvisory Agreement only with respect to the effective date and the potential for the subadvisory services to be rendered by an affiliate of AGIM through New AGIM. The Previous Subadvisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Subadvisory Agreement and the services to be provided by New AGIM is set forth below. This description is qualified in its entirety by reference to the form of the New Subadvisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IB.

   Under the terms of the New Subadvisory Agreement between AGAM and New AGIM, New AGIM will manage the investment and reinvestment of the assets of each of the Acquired Funds, subject to the supervision of the NAF Board. New AGIM will formulate a continuous investment program for each Acquired Fund consistent with its investment objectives and policies. New AGIM will also implement such programs by purchases and sales of securities and will regularly report to AGAM and the NAF Board with respect to their implementation.

   As compensation for its services under the New Subadvisory Agreement, New AGIM will receive a fee, as a percentage of average daily net assets, payable monthly and accrued daily as set forth in the table below. This fee is payable by AGAM at no additional cost to Acquired Fund shareholders.

                                              Subadvisory Fee:
                             --------------------------------------------------
                                           Between      Between
                                         $50 Million  $200 Million    Excess
                                First        and          and          Over
Acquired Fund:               $50 Million $200 Million $500 Million $500 Million
--------------               ----------- ------------ ------------ ------------
NAF Core Bond Fund.........     0.250%      0.250%       0.200%       0.150%
NAF High Yield Bond Fund...     0.450%      0.450%       0.350%       0.300%
NAF Municipal Bond Fund....     0.250%      0.250%       0.220%       0.150%
NAF Strategic Income Fund..     0.350%      0.350%       0.250%       0.200%
NAF U.S. Government
 Securities Fund...........     0.225%      0.225%       0.150%       0.100%

   For the fiscal year ended October 31, 2000, AGAM paid total subadvisory fees to AGIM of $3,194,477. Of such amount, $265,944, $91,401 (for the period July 7, 2000 to October 31, 2000), $31,952, $150,251 and $112,544 were attributable to the NAF Core Bond Fund, the NAF High Yield Bond Fund, the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Services Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment adviser for the NAF High Yield Bond Fund. During this period, VALIC paid total subadvisory fees of $276,034. Of such amount, $199,342 was attributable to the NAF High Yield Bond Fund.

   AGIM also manages the investment portfolios of the Core Bond Fund of North American Funds Variable Products II (the "NAFVPII Core Bond Fund") and the High Yield Bond Fund of North American Funds

Variable Products II (the "NAFVPII High Yield Bond Fund"), mutual funds with substantially similar investment objectives to the NAF Core Bond Fund and the NAF High Yield Bond Fund, respectively. As of August 31, 2001, the total net asset value of the NAFVPII Core Bond Fund and the NAFVPII High Yield Bond Fund was $31,198,945 and $17,046,920, respectively. As compensation for its advisory services in connection with the NAFVPII Core Bond Fund and the NAFVPII High Yield Bond Fund, AGIM receives advisory fees of 0.50% and 0.70%, respectively, of average daily net assets payable monthly and accrued daily. For the fiscal year ended August 31, 2001, AGIM received total advisory fees of $54,049 and $51,707 in connection with the NAFVPII Core Bond Fund and the NAFVPII High Yield Bond Fund, respectively. No fees were waived with respect to these Funds.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Subadvisory Agreement. Shareholders of each Acquired Fund vote separately on the approval of the New Subsidiary Agreement. Approval of the New Subadvisory Agreement by one Acquired Fund is not contingent upon approval of the New Subadvisory Agreement by any other Acquired Fund. If the New Subadvisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions to be taken with respect to such Acquired Fund's subadvisory arrangements at that time.

Additional Information About AGIM

   AGIM has been the subadviser to the NAF Core Bond Fund, the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund since March 2000, and the NAF High Yield Bond Fund since its inception. AGIM was formed in 1998 as a successor to the investment management division of American General. Pursuant to the Previous Subadvisory Agreement, AGIM managed the investment and reinvestment of the assets of each Acquired Fund subject to the supervision of the NAF Board. AGIM has continued to perform these functions under the Interim Subadvisory Agreement since the completion of the AIG Merger. As of September 20, 2001 AGIM had approximately $1.45 billion in assets under management.

   AGIM is located at 2929 Allen Parkway, Houston, Texas 77019. The directors and principal executive officer of AGIM, their position(s) with AGIM and a description of their principal occupations are set forth below. Unless otherwise indicated, the business address of each is 2929 Allen Parkway, Houston, Texas 77019.

Name and Address            Position with AGIM and Principal Occupation(s)
----------------            ----------------------------------------------
Richard W. Scott..... Director, President and Chief Executive Officer; Senior
                      Managing Director and head of U.S. Fixed Income for AIG
                      Global Investment Corp.; formerly Vice Chairman,
                      Investment Management for American General.

Albert Gutierrez..... Director and Executive Vice President (since April 2000);
                      prior to working at AGIM, Mr. Gutierrez was Senior Vice
                      President responsible for non-equity research, trading
                      and various insurance company portfolios with Conseco
                      Capital Management from 1987 to 2000.

                 PROPOSALS NOS. 2(a)-(e): APPROVAL OF THE PLANS

                            COMPARISON OF THE FUNDS

Investment Policies

   In addition to the principal investment policies set forth under "Summary-- Comparison of the Funds" above, the Funds may also employ the following investment policies.

   As a condition to the Reorganizations involving the High Yield Bond Funds and the Strategic Income Funds, the respective Acquiring Funds must obtain shareholder approval to change the investment objective of the respective Acquiring Fund to more closely resemble that of the Acquired Fund. In addition, these Acquiring Funds are seeking shareholder approval of a proposal to change their investment restrictions on borrowing. Accordingly, the comparisons of these Funds assumes that shareholders of the Acquiring Funds have approved these changes and reflects a comparison of the Acquired Fund and the respective Combined Fund.

   The principal difference in the investment policies of the Acquired Funds vis-a-vis the corresponding Acquiring Funds relates to their respective borrowing policies, which are discussed in more detail below.

 All Funds

   Lending. The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund may lend portfolio securities subject to comparable limitations.

   Illiquid Securities. Each Acquiring Fund (except the SunAmerica Core Bond
Fund) currently may invest up to 10% of its net assets in illiquid securities. Each Acquired Fund and the SunAmerica Core Bond Fund may invest up to 15% of its net assets in illiquid securities, and, if the respective Reorganization is approved, upon consummation of the Reorganization each of the High Yield Bond Combined Fund, Tax Exempt Insured Combined Fund and Strategic Combined Fund will be able to invest up to 15% of its net assets in illiquid securities.

   Short Sales. As a non-fundamental policy, no Fund may engage in short sales, except short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

 Core Bond Funds

   Borrowing. Each Core Bond Fund may borrow for temporary or emergency purposes and in connection with reverse repurchase agreements, mortgage rolls and similar transactions. The Core Bond Funds are subject to similar limitations on borrowing. Each Fund's policy regarding the use of leverage is a fundamental policy.

 High Yield Bond Funds

   Borrowing. The NAF High Yield Bond Fund may not borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%. In other words, the NAF High Yield Bond Fund may borrow up to 33 1/3% of its total assets. The High Yield Bond Combined Fund may borrow up to 33 1/3% of the value of its total assets (not including amounts borrowed) less liabilities (other than borrowing). The High Yield Bond Combined Fund may borrow money to purchase securities in amounts not exceeding 50% of its net assets and pledge its assets to secure such borrowings. The High Yield Bond Combined Fund may also pledge up to 5% of its assets in connection with interest rate swaps. Each Fund's policy regarding the use of leverage is a fundamental policy.

 Municipal Bond Funds

   Borrowing. Each Municipal Bond Fund may borrow for temporary or emergency purposes and the NAF Municipal Bond Fund may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the NAF Municipal Bond Fund may borrow up to 33 1/3% of the value of its total assets (including amounts borrowed) less liabilities (other than borrowing) while the SunAmerica Tax Exempt Insured Fund may borrow up to 5% of the value of its respective total assets (valued at the lower of cost or current value not including borrowings). Both Municipal Bond Funds may pledge their respective assets to secure such borrowings. Each Fund's policy regarding the use of leverage is a fundamental policy.

 Strategic Income Funds

   Borrowing. Each Strategic Income Fund may borrow for temporary or emergency purposes and may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the two Funds are subject to comparable limitations. In addition, the Strategic Combined Fund may borrow money to purchase securities in amounts not exceeding 50% of its net assets and pledge its assets to secure such borrowings. The Strategic Combined Fund may also pledge up to 5% of its assets in connection with interest rate swaps. Each Fund's policy regarding the use of leverage is a fundamental policy.

 U.S. Government Securities Funds

   Borrowing. Each U.S. Government Securities Fund may borrow for temporary or emergency purposes and the NAF U.S. Government Securities Fund may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the NAF U.S. Government Securities Fund may borrow up to 33 1/3% of the value of its respective total assets (including amounts borrowed) less liabilities (other than borrowing) while the SunAmerica U.S. Government Securities Fund may borrow up to 5% of the value of its respective assets (valued at the lower of cost or current value not including borrowings). Both U.S. Government Securities Funds may pledge their assets to secure such borrowings. Each Fund's policy regarding the use of leverage is a fundamental policy.

Trustees and Officers

   SunAmerica Income Funds is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Trustees.

   The SunAmerica Board is responsible for the overall supervision of SunAmerica Income Funds and performs various duties imposed on trustees of investment companies by the Investment Company Act and under Massachusetts law. Trustees and officers of SunAmerica Income Funds are also trustees and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Trustees and Officers" in the Acquiring Funds Statement.

   The following table lists the Trustees and executive officers of SunAmerica Income Funds, their ages and principal occupations during the past five years. The business address of each Trustee and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Trustee is an interested person of SunAmerica Income Funds within the meaning of Section 2(a)(19) of the Investment Company Act.

                                 Position with the
Name, Age and Address            Trust                Principal Occupations During Past 5 Years
---------------------            -----------------    -----------------------------------------
S. James Coppersmith, 68....     Trustee             Retired; formerly, President and General
                                                     Manager, WCVB-TV, a division of the Hearst
                                                     Corp. (1982 to 1994); Director/Trustee of
                                                     SAMF and Anchor Series Trust ("AST").

Samuel M. Eisenstat, 60.....     Chairman of the     Attorney, solo practitioner; Chairman of
                                 Board               the Boards of Directors/Trustees of SAMF
                                                     and AST.

Stephen J. Gutman, 58.......     Trustee             Partner and Managing Member of B.B.
                                                     Associates LLC (menswear specialty
                                                     retailing and other activities) since June
                                                     1988; Director/Trustee of SAMF and AST.

Peter A. Harbeck*, 47.......     Trustee and         Director and President, SAAMCo, since
                                 President           August 1995; Director, AIG Asset Management
                                                     International, Inc. ("AIGAMI") since
                                                     February 2000; Managing Director, John
                                                     McStay Investment Counsel, L.P. ("JMIC")
                                                     since June 1999; Director, SACS, since
                                                     August 1993; Director and President,
                                                     SunAmerica Fund Services, Inc. ("SAFS"),
                                                     since May 1988; President, SAMF and AST.

Sebastiano Sterpa, 72.......     Trustee             Founder and Chairman of the Board of the
                                                     Sterpa Group (real estate) since 1962;
                                                     Director, Real Estate Business Service and
                                                     Countrywide Financial; Director/Trustee of
                                                     SAMF.

J. Steven Neamtz, 42........     Vice President      Executive Vice President, SAAMCo, since
                                                     April 1996; Director and Chairman of the
                                                     Board, AIGAMI, since February 2000; Vice
                                                     President, SAMF, since November 1999;
                                                     Director and President, SACS, since April
                                                     1996.

Peter C. Sutton, 36.........     Treasurer           Senior Vice President, SAAMCo, since April
                                                     1997; Vice President, AIGAMI, since
                                                     February 2000; Treasurer and Controller of
                                                     Seasons Series Trust ("Seasons"),
                                                     SunAmerica Series Trust ("SAST") and Anchor
                                                     Pathway Fund ("APF") since February 2000;
                                                     Treasurer of SAMF and AST since February
                                                     1996; Vice President of SAST and APF since
                                                     1994; formerly Assistant Treasurer of SAST
                                                     and APF from 1994 to February 2000; Vice
                                                     President, Seasons, since April 1997;
                                                     formerly Vice President, SAAMCo, from 1994
                                                     to 1997.

                         Position with the
Name, Age and Address    Trust                Principal Occupations During Past 5 Years
---------------------    -----------------    -----------------------------------------
Robert M. Zakem, 43..... Secretary and Chief Senior Vice President and General Counsel,
                         Compliance Officer  SAAMCo, since April 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             AIGAMI, since February 2000; Executive Vice
                                             President, General Counsel and Director,
                                             SACS, since August 1993; Vice President,
                                             General Counsel and Assistant Secretary,
                                             SAFS, since January 1994; Vice President,
                                             SAST, APF and Seasons; Assistant Secretary,
                                             SAST and APF, since September 1993;
                                             Assistant Secretary, Seasons, since April
                                             1997.

   At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Trustees and as members of the Audit and Nominating Committees.

   The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

Dr. Judith L. Craven, 55....   Retired Administrator. Trustee, North American Funds
 3212 Ewing Street             Variable Product Series II, 15 investment portfolios
 Houston, TX 77004             (November 1998 to present); Director, North American
                               Funds Variable Product Series I, 21 investment portfolios
                               (August 1998 to present); Director, USLIFE Income Fund,
                               Inc. (November 1998 to present); Director, Compaq
                               Computer Corporation (1992 to present); Director, A.G.
                               Belo Corporation, a media company (1992 to present);
                               Director, Sysco Corporation, a food marketing and
                               distribution company (1996 to present); Director, Luby's
                               Inc., a restaurant chain (1998 to present); Director,
                               University of Texas Board of Regents (May 2001 to
                               present). Formerly, Director, CypressTree Senior Floating
                               Rate Fund, Inc. (June 2000 to May 2001); Formerly,
                               President, United Way of the Texas Gulf Coast, a not for
                               profit organization (1992-1998); Formerly, Director,
                               Houston Branch of the Federal Reserve Bank of Dallas
                               (1992-2000); Formerly, Board Member, Sisters of Charity
                               of the Incarnate Word 1996-1999).

William F. Devin, 63........   Member of the Board of Governors, Boston Stock Exchange
 44 Woodland Road              (1985 to present); Formerly, Executive Vice President,
 Braintree, MA 02184           Fidelity Capital Markets, a division of National
                               Financial Services Corporation (1966-1996); Formerly,
                               Director, CypressTree Senior Floating Rate Fund, Inc.
                               (October 1997 to May 2001).

   SunAmerica Income Funds pays each SunAmerica Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Trustee received a pro rata portion (based upon the SunAmerica Income Funds' net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Trustee received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Trustee of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Income Funds receive no direct remuneration in such capacity from SunAmerica Income Funds or any of the Acquiring Funds.

   In addition, each SunAmerica Independent Trustee also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Income Funds' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Income Funds, each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Income Funds. SunAmerica Income Funds also has a Nominating Committee, comprised solely of SunAmerica Independent Trustees, which recommends to the SunAmerica Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

   The Trustees (and Directors) of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Trustees. The Retirement Plan provides generally that if a SunAmerica Independent Trustee who has at least 10 years of consecutive service as a disinterested Trustee of any of SAMF or AST (an "Eligible Trustee") and retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Trustee. With respect to Sebastiano Sterpa, the SunAmerica Independent Trustees have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa ceased accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Trustee of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

   The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Trustee for his services as a member of the SunAmerica Board for the fiscal year ended March 31, 2001. Neither the Trustees who are interested persons of SunAmerica Income Funds nor any officers of SunAmerica Income Funds receive any compensation.

                                                                       Total
                                         Pension or                 Compensation
                                         Retirement     Estimated       From
                           Aggregate      Benefits        Annual     Registrant
                          Compensation   Accrued as      Benefits     and Fund
                              from         Part of         Upon     Complex Paid
   Trustee                 Registrant  Trust Expenses* Retirement** to Trustees*
   -------                ------------ --------------- ------------ ------------
S. James Coppersmith.....    $4,025        $51,702       $29,670      $67,500
Samuel M. Eisenstat......    $4,246        $44,289       $46,089      $71,500
Stephen J. Gutman........    $4,025        $45,567       $60,912      $67,500
Sebastiano Sterpa***.....    $4,196        $ 9,623       $ 7,900      $45,833

--------
* Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
** Assuming participant elects to receive benefits in 15 yearly installments. *** Mr. Sterpa is not a trustee of AST.

Management Arrangements

 Comparison of Management and Administrative Arrangements and Fees

   AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively (except to the extent delegated to a subadviser), and for providing certain administrative services to such Fund.

   AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the AIG Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the AIG Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.

   SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

   Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser. The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1(a): New Investment Advisory Agreement" and "Summary-Management Arrangements."

   The Core Bond Combined Fund will pay advisory fees at the same annual rate as the NAF Core Bond Fund. The High Yield Bond, Tax Exempt Insured and Strategic Combined Funds will pay advisory fees at a lower annual rate than the respective Acquired Fund. The U.S. Government Securities Combined Fund will pay advisory fees at a higher annual rate than the respective Acquired Fund. See "Proposals Nos. 2(a)-(e): Approval of the Plans--NAF Board Considerations:
Potential Benefits to Shareholders as a Result of the Reorganizations."

   The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund (except the Core Bond Combined Fund, which currently has no assets) will increase by the amount of the net assets of the respective Acquired Fund. With respect to the High Yield Bond Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee breakpoint schedule applicable to such Acquiring Fund. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations, is shown above under "Summary."

   The SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquired Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

   Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act, retain one or more subadvisers (each, a "Subadviser") to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively.

   Comparison of Subadvisory Arrangements. Under the terms of each of the Subadvisory Agreements between AGAM and New AGIM (the "Subadvisory Agreements"), New AGIM manages the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. New AGIM formulates a continuous investment program for each Acquired Fund consistent with its investment objectives and policies. New AGIM implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

   As compensation for its services, New AGIM receives fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. The Subadvisory fees payable by AGAM to New AGIM are discussed above under "Proposal No. 1(b): Approval of the New Investment Subadvisory Agreement-- Description of the New Subadvisory Agreement."

   For the fiscal year ended October 31, 2000, AGAM paid subadvisory fees to AGIM as follows; $265,944, $91,401, $31,952, $150,251 and $112,544 were attributable to the NAF Core Bond Fund, the NAF High Yield Bond Fund (for the period from July 7, 2000 to October 31, 2000), the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, respectively.

   After the Reorganization, New AGIM will serve as the subadviser to the Core Bond Combined Fund, the High Yield Bond Combined Fund, the Tax Exempt Insured Combined Fund and the Strategic Combined Fund pursuant to the SunAmerica Subadvisory Agreement subject to shareholder approval of the respective Acquiring Fund, as necessary. The terms of the NAF Subadvisory Agreement and the SunAmerica Subadvisory Agreement are similar all material respects, including subadvisory fee rates.

   The SunAmerica Subadvisory Agreement provides that in the absence of disabling conduct (i.e., willful misfeasance, bad faith, gross negligence or reckless disregard of New AGIM's (and its affiliates') obligations or duties thereunder), New AGIM is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Subadvisory Agreement also provides that except for such disabling conduct, SAAMCo will indemnify New AGIM (and its affiliates) from any liability arising from New AGIM's conduct under the SunAmerica Subadvisory Agreement. If SAAMCo were required to indemnify New AGIM under the SunAmerica Subadvisory Agreement, it would in turn seek indemnification for such expenditure from the applicable Acquiring Fund(s). The NAF Subadvisory Agreement does not contain similar provisions.

Distribution and Shareholder Servicing Arrangements

 Distributor

   American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

 Distribution and Service (12b-1) Fees

   Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to a plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

       Acquired         Acquiring            Distribution           Account Maintenance
      Fund Class        Fund Class               Fee                  and Service Fee
      ----------        ----------           ------------           -------------------
          A                 A                    0.10%                     0.25%
          B                 B                    0.75%                     0.25%
          C                 II                   0.75%                     0.25%

   Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

 Shareholder Servicing Fee for Institutional Class I/Class I

   The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

Other Service Agreements with Affiliates

   SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. For Class Z shares, SAFS receives reimbursements from the Funds of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

   The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

Purchase, Redemption and
   Exchange Features             Acquired Funds                         Acquiring Funds
------------------------         --------------                         ---------------
Minimum initial investment     . non-retirement accounts: $1,000    . non-retirement accounts: $500
                               . retirement accounts: $50           . retirement accounts: $250
                               . automatic investment               . dollar cost averaging:
                                 programs: $50                        $500 to open

                               Class B shares are available
                               for purchases of $250,000 or
                               less

                               Class C shares are available
                               for purchases under $1
                               million

                               Institutional Class I shares
                               are available for purchases
                               of $1 million or more

Minimum subsequent
 investments                   $50                                  . non-retirement account: $100
                                                                    . retirement account: $25
                                                                    . dollar cost averaging: at
                                                                      least $25 per month

Initial Sales Charge (as       Class A: 4.75%                        Class A: 4.75%
 a percentage of
 offering price)
                               Class B: None                         Class B: None

                               Class C: None                         Class II: 1.00%

                               Institutional Class I: None           Class I: None (a)

                               Institutional Class II: None          Class Z: None (a)

                               Purchases over $1 million             Initial sales charge is
                               are sold without an initial           waived for certain investors
                               sales charge

Deferred Sales Charge          Class A: Purchases of shares          Class A: Purchases of Class
                               worth $1 million or more              A shares of $1 million or
                               that are sold without an              more that are redeemed
                               initial sales charge and              within a certain period of
                               redeemed within 1 year are            time are subject to a CDSC
                               subject to a 1% CDSC at               (1% for redemptions within
                               redemption (c)                        one year of purchase and
                                                                     0.50% for redemptions after
                                                                     the first year and within
                                                                     the second year of purchase)
                                                                     (c)

                               Class B: Shares redeemed              Class B: Shares redeemed
                               within 6 years are subject            within 6 years are subject
                               to a CDSC (b)(c)                      to a CDSC (b)(c)

                               Class C: Shares redeemed              Class II: Shares redeemed
                               within one year are subject           within 18 months after
                               to a 1% CDSC (c)                      purchase are subject to a 1%
                                                                     CDSC (c)

                               Institutional Class I: None           Class I: None (a)

                               Institutional Class II: None          Class Z: None (a)

Purchases                                                            By mail (check), wire or
                               By mail (check), wire or              through a broker or
                               through broker-dealers                financial advisor

    Purchase,
 Redemption and
Exchange Features         Acquired Funds                Acquiring Funds
-----------------         --------------                ---------------
Redemption         Class A, B and C: By mail,    Class A, B and II: By mail
                   wire (if a minimum of         (any amount), wire,
                   $1,000), telephone or         telephone (for amounts less
                   through broker-dealers        than $100,000) or through a
                                                 broker or financial advisor

                   Institutional Class I and     Class I and Class Z: Contact
                   Institutional Class II:       the financial intermediary
                   Contact the financial         or other organization from
                   intermediary or other         whom shares were
                   organization from whom        purchased (a)
                   shares were purchased

Conversion         Class B shares automatically  Class B shares automatically
                   convert into Class A shares   convert into Class A shares
                   eight years after purchase    approximately eight years
                                                 after purchase

Exchanges          Shares of an Acquired Fund    Shares of an Acquiring Fund
                   may be exchanged for shares   may be exchanged for shares
                   of the same class of any      of the same class of any
                   other Acquired Fund or other  other fund distributed by
                   series of North American      SACS
                   Funds

                   For Institutional Class I
                   shares, all or part of an
                   existing plan balance may be
                   exchanged from one
                   investment option to another
                   if permitted by an employer
                   retirement plan

--------
(a) Although not currently offered by the respective Acquiring Funds, Class I shares will be offered by the High Yield Bond, Strategic Income and U.S. Government Securities Combined Funds upon consummation of the Reorganizations, and Class Z shares will be offered at that time by the High Yield Bond Combined Fund. All share classes of the Core Bond Fund will be offered after it commences operations.

(b) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.

                                                    CDSC on shares being sold
                                                  ------------------------------
      Years after Purchase                        Acquired Funds Acquiring Funds
      --------------------                        -------------- ---------------
      1st year...................................     5.00%           5.00%
      2nd year...................................     5.00%           4.00%
      3rd year...................................     4.00%           3.00%
      4th year...................................     3.00%           3.00%
      5th year...................................     2.00%           2.00%
      6th year...................................     1.00%           1.00%
      7th year and thereafter....................      None            None

(c) The CDSC schedules applicable to Class A, Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

 Dividend Distribution and Account Policies

   The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

   Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing--Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

   Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

   Dividends. Each of the Acquired Funds declares income dividends daily and pays capital gains and income dividends, if any, annually. Income dividends, if any, are declared daily and paid monthly by Acquiring Funds. Capital gains distributions, if any, are paid annually by the Acquiring Funds. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Tax, Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.

   Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Tax, Dividends, Distributions and Taxes--Dividends and Distributions" in the Acquiring Funds Statement.

   Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing--Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

   Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information--Transaction Policies" and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively, and "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing--Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively.

   Programs that Reduce Sales Charges. Each of the Funds offer programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement for more information regarding these programs.

   Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the Acquiring Funds Prospectus for more information regarding this privilege.

   Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance Company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

   Small Accounts. The Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

 General

   The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

   The SunAmerica Core Bond Fund has been recently created and has not yet commenced operations; consequently, it does not have an investment performance record. After the Reorganization, the Core Bond Combined Fund, as the successor to the NAF Core Bond Fund, will assume and publish the investment performance record of the NAF Core Bond Fund. See Performance Information in the Acquired Funds Statement for information about the NAF Core Bond Fund's performance.

   In addition, after the Reorganizations, the High Yield Bond and Strategic Combined Funds will assume and publish the investment performance records of the NAF High Yield Bond Fund and NAF Strategic Income Fund, respectively. See Performance Information in the Acquired Funds Statement for information about the NAF High Yield Bond Fund's and NAF Strategic Income Fund's performance.

   There have been no sales of Institutional Class I shares of the NAF U.S. Government Securities Fund. Accordingly, no performance information is shown.

   Important information about the Acquiring Funds (other than SunAmerica Core Bond Fund) is also contained in management's discussion of each Acquiring Fund's performance contained in the Annual Report to Shareholders of the Acquiring Funds for the year ended March 31, 2001, which accompanies this Proxy Statement and Prospectus.

   Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b) All dividends and distributions are reinvested at net asset value;
  and

     (c) Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                         Average Annual Total Returns*
                         (periods ended June 30, 2001)

                                                                                                         SunAmerica
                                           NAF High Yield Bond Fund**                                 High Income Fund
                 ------------------------------------------------------------------------------- --------------------------
                                                                  Institutional   Institutional
                     Class A         Class B         Class C         Class I        Class II     Class A  Class B  Class II
                 --------------- --------------- --------------- --------------- --------------- -------- -------- --------
Year to Date....     (2.35)%         (2.82)%          1.18%           2.58%           2.48%      (5.68)%  (6.38)%  (3.41)%
One year........     (7.72)%         (8.73)%           N/A           (3.11)%         (3.08)%     (15.53)% (16.27)% (13.57)%
Three year......       N/A             N/A             N/A             N/A             N/A       (7.16)%  (7.22)%  (6.50)%
Five year.......       N/A             N/A             N/A             N/A             N/A        1.04%    0.98%     N/A
Ten year........       N/A             N/A             N/A             N/A             N/A        6.57%     N/A      N/A
Since
 Inception......     (1.55)%         (2.03)%         (6.20)%          0.35%           0.54%       5.78%    2.22%   (5.08)%
                 (since 11/2/98) (since 11/2/98) (since 8/21/00) (since 11/2/98) (since 11/2/98)

                          Average Annual Total Returns
                         (periods ended June 30, 2001)

                                                                       SunAmerica Tax Exempt
                                  NAF Municipal Bond Fund**                 Insured Fund
                         -------------------------------------------- ------------------------
                            Class A        Class B        Class C     Class A Class B Class II
                         -------------- -------------- -------------- ------- ------- --------
Year to Date............    (2.85)%        (3.43)%         0.57%      (2.89)% (3.39)% (0.38)%
One year................     3.56%          2.81%          6.80%       3.85%   3.25%   6.21%
Three year..............     1.84%          1.38%          2.65%       2.29%   2.34%    N/A
Five year...............     4.56%          4.38%          4.71%       4.46%   4.45%    N/A
Ten year................      N/A            N/A            N/A        5.07%    N/A     N/A
Since Inception.........     4.24%          5.02%          5.02%       5.97%   4.09%   3.47%
                         (since 7/6/93) (since 4/1/94) (since 4/1/94)

                                                                                        SunAmerica Diversified
                                          NAF Strategic Income Fund**                        Income Fund
                         ------------------------------------------------------------- ------------------------
                                                                        Institutional
                             Class A        Class B        Class C         Class I     Class A Class B Class II
                         --------------- -------------- -------------- --------------- ------- ------- --------
Year to Date............     (1.98)%        (2.42)%         1.58%           2.99%      (5.21)% (5.72)% (2.70)%
One year................     (0.38)%        (1.05)%         2.94%            N/A       (9.18)% (9.73)% (6.81)%
Three year..............      0.30%         (0.03)%         1.29%            N/A       (2.81)% (2.81)%   N/A
Five year...............      4.36%          4.37%          4.71%            N/A        2.60%   2.61%    N/A
Ten year................       N/A            N/A            N/A             N/A         N/A    3.65%    N/A
Since Inception.........      5.15%          6.16%          6.16%           4.22%       2.79%   3.63%   0.17%
                         (since 11/1/93) (since 4/1/94) (since 4/1/94) (since 7/10/00)

                          Average Annual Total Returns
                     (for the periods ended June 30, 2001)

                                                                                SunAmerica
                                                                             U.S. Government
                              NAF U.S. Government Securities Fund**          Securities Fund
                         ----------------------------------------------- ------------------------
                              Class A         Class B        Class C     Class A Class B Class II
                         ----------------- -------------- -------------- ------- ------- --------
Year to Date............      (2.12)%         (2.44)%         1.56%      (2.76)% (3.35)% (0.35)%
One year................       4.29%           3.79%          7.79%       5.61%   5.12%   8.00%
Three year..............       3.31%           3.17%          4.41%       3.69%   3.77%    N/A
Five year...............       5.09%           5.13%          5.46%       5.20%   5.21%    N/A
Ten year................       6.01%            N/A            N/A         N/A    5.39%    N/A
Since Inception.........       6.39%           5.41%          5.41%       5.05%   5.95%   5.55%
                         (since 8/28/1989) (since 4/1/94) (since 4/1/94)

--------
* The SunAmerica Core Bond Fund has been recently created and has not commenced operations; consequently it does not have an investment performance record.
** AGAM has waived certain fees in respect of the Acquired Funds. Absent such waivers, the returns for the Acquired Funds shown above would be lower.

Shareholder Rights

   Shareholders rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

   The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee.

Tax Information

   The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

Portfolio Transactions

   The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Acquired Funds' Subadvisers and SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

   None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or Subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

   The table below sets forth the portfolio turnover rates for the Acquired Funds and the Acquiring Funds for the fiscal years ended October 31, 2000 and March 31, 2001, respectively. The SunAmerica Core Bond Fund has been recently created and has not yet commenced operations; consequently, it does not have portfolio turnover figures. Some of these portfolio turnover rates exceed 100%. A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. Higher portfolio turnover may also result in an increased proportion of capital gains constituting short-term capital gains instead of long-term capital gains. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of a Fund for shareholders with taxable accounts.

                  NAF                                                                   SunAmerica
NAF              High  SunAmerica           SunAmerica    NAF                 NAF U.S.     U.S.
Core  SunAmerica Yield    High       NAF    Tax Exempt Strategic SunAmerica  Government Government
Bond  Core Bond  Bond    Income   Municipal  Insured    Income   Diversified Securities Securities
Fund    Fund*    Fund     Fund    Bond Fund    Fund      Fund    Income Fund    Fund       Fund
----  ---------- ----- ---------- --------- ---------- --------- ----------- ---------- ----------
94%      N/A      57%     119%       48%       24%        46%        57%        193%      1,561%**

--------
 *   The SunAmerica Core Bond Fund has not yet commenced operations.
** SunAmerica U.S. Government Securities Fund's holdings of "TBA" securities during the year ended March 31, 2001 was a substantial factor in the higher portfolio turnover rate for the Fund for such fiscal period.

Additional Information

 Independent Auditors

   Currently PricewaterhouseCoopers LLP serves as the independent auditors of the Acquired Funds and also serves as the independent auditors of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that PricewaterhouseCoopers LLP will serve as the independent auditors of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

 Custodian

   State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

 Transfer Agent

   Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184, serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, MA 02171, serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.

 Capital Stock

   Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into classes as follows:

 Fund                                        Classes Offered
 ----                                        ---------------
                                             A, B, C, Institutional Class II
 NAF Core Bond Fund                          and Institutional Class I
                                             A, B, C, Institutional Class II
 NAF High Yield Bond Fund                    and Institutional Class I
 NAF Municipal Bond Fund                     A, B and C
 NAF Strategic Income Fund                   A, B, C and Institutional Class I
 NAF U.S. Government Securities Fund         A, B, C and Institutional Class I

   Each Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into classes as follows:

                                             Classes Offered
                                             (upon
                                             consummation of
                                             the
 Fund                                        reorganization)
 ----                                        ---------------
 SunAmerica Core Bond Fund                   A, B, II, Z and I
 SunAmerica High Income Fund                 A, B, II, Z and I
 SunAmerica Tax Exempt Insured Fund          A, B and II
 SunAmerica Diversified Income Fund          A, B, II and I
 SunAmerica U.S. Government Securities Fund  A, B, II and I

   See "--Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Income Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares), "Section II: Fees and Expenses of the North American Funds--Institutional Class I Shares" (in the case of Institutional Class I shares) and "Section II: Fees and Expenses of the North American Funds--Class II Shares" (in the case of Class II shares) in the Acquired Funds Prospectuses and "Fund Highlights--What are the Fund's Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

   Each of North American Funds and SunAmerica Income Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of North American Funds and SunAmerica Income Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and Acquiring Fund, respectively, and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Funds' assets and operations, the possibility that such a Fund would be unable to meet its obligations is remote and each of North American Funds and SunAmerica Income Funds believes the risk of personal liability to shareholders is also, therefore, remote.

 Shareholder Inquiries

   Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

   Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

   Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time and all other assets of such Acquired Fund as of such time.

   In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C, Institutional Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II, Class Z and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

   Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "--Terms of the Plans--Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

   Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund may hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

   If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

   The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

 Valuation of Assets and Liabilities

   The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

 Issuance and Distribution of Corresponding Shares

   On the Closing Date (as defined in the Plans), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C, Institutional Class I and Institutional Class II shares of an Acquired Fund will receive Class A, Class B, Class II, Class I and Class Z Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

 Expenses

   All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

 Required Approvals

   The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals, including the receipt of an order from the Commission pursuant to Section 17(b) of the Investment Company Act. An application for such order has been filed with the Commission; however, there is no assurance that it will be received. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

   As a condition to the Reorganizations involving the High Yield Bond Funds and the Strategic Income Funds, the respective Acquiring Funds must obtain shareholder approval to change the investment objective of the respective Acquiring Fund to resemble more closely that of the Acquired Fund.

 Amendments and Conditions

   The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

 Termination, Postponement and Waivers

   Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

   In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same or a similar investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

  . Terms and conditions of the Reorganizations.

  . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

  . The historical performance records of the Acquired Funds and the Acquiring Funds (other than SunAmerica Core Bond Fund).

  . The gross and net expense ratios of the Acquired Funds and the Acquiring
    Funds before the Reorganizations, the anticipated gross and net expense ratios of the SunAmerica Core Bond Fund and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

  . The relative annual rates of advisory fees payable by the Acquired and Acquiring Funds.

  . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

  . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

  . The fact that SAAMCo has contractually and voluntarily agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

  . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

  . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

  . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

  . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

  . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

  . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

   With respect to the NAF High Yield Bond Fund and NAF Strategic Income Fund, the NAF Board considered that the respective Acquiring Fund will change its investment objective and policies to more closely resemble that of each Acquired Fund, and will retain New AGIM as Subadviser, subject to approval by Acquiring Fund shareholders. As a condition to each Reorganization, the respective Acquiring Fund will seek shareholder approval of a change in investment objective to align the investment strategies and techniques of the High Yield Bond and Strategic Combined Funds to those of the respective Acquired Funds. The SunAmerica Board has already approved the necessary changes.

   In addition, the SunAmerica Board has approved the retention of New AGIM to serve as Subadviser to the Tax Exempt Insured Combined Fund upon consummation of the applicable Reorganization, subject to approval of the shareholders of the SunAmerica Tax Exempt Insured Fund.

   In addition, the NAF Board considered the potential for reduced operating expenses due to economies of scale following the Reorganizations. The net assets of each Acquiring Fund (other than the Core Bond Combined Fund) will increase by the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganizations. Since the fixed expenses of the Combined Funds (other than the Core Bond Combined Fund) will be spread over a larger asset base, management anticipates that shareholders of these Funds are likely to benefit from reduced overall operating expenses over time as a result of economies of scale expected after the Reorganizations. With respect to the High Yield Bond Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the applicable advisory fee break point schedule. Although the operating expenses of certain Combined Funds on a pro forma basis (as though the Reorganizations were completed on March 31, 2001) are higher than those of the respective Acquired Fund, this is after taking into account certain fee waivers and expense reimbursements that are in place with respect to the Acquired Funds through February 28, 2002. There can be no assurance that AGAM would continue with these waivers and reimbursements past that date.

   The table below sets forth the total net assets of each of the Acquiring Funds and each of the Acquired Funds, in each case as of March 31, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date. The SunAmerica Core Bond Fund is newly created and has not yet commenced operations. Accordingly, it had no assets as of such date.

                                Total Net Assets
                              as of March 31, 2001

                               SunAmerica Core Bond      Pro Forma Core Bond
NAF Core Bond Fund             Fund                      Combined Fund
Class A         $  4,515,465   Class A             N/A   Class A    $  4,515,465
Class B         $  4,249,519   Class B             N/A   Class B    $  4,249,519
Class C         $  3,013,782   Class II            N/A   Class II   $  3,013,782
Institutional                  Class I             N/A   Class I    $ 22,083,376
Class I         $ 22,083,376   Class Z             N/A   Class Z    $321,862,517
Institutional
Class II        $321,862,517      Total            N/A      Total   $355,724,659
 Total          $355,724,659

                               SunAmerica High           Pro Forma High Yield
NAF High Yield Bond Fund       Income Fund               Bond Combined Fund
Class A         $    509,518   Class A    $ 52,966,252   Class A    $ 53,475,770
Class B         $  3,054,455   Class B    $ 67,138,996   Class B    $ 70,193,421
Class C         $  1,006,996   Class II   $ 20,382,737   Class II   $ 21,389,733
Institutional                     Total   $140,487,955   Class I    $  2,138,250
Class I         $  2,138,250                             Class Z    $ 62,945,618
Institutional
Class II        $ 62,945,618                                Total   $210,142,792
 Total          $ 69,654,837

                               SunAmerica Tax Exempt     Pro Forma Municipal
NAF Municipal Bond Fund        Insured Fund              Bond Combined Fund
Class A         $  8,591,093   Class A    $ 72,393,871   Class A    $ 80,984,964
Class B         $  7,979,498   Class B    $ 16,301,949   Class B    $ 24,281,447
Class C         $  4,092,241   Class II   $    720,950   Class II   $  4,813,191
 Total          $ 20,662,832   Total      $ 89,416,770   Total      $110,079,602

                               SunAmerica Diversified    Pro Forma Strategic
NAF Strategic Income Fund      Income Fund               Combined Fund
Class A         $  7,497,415   Class A    $ 30,923,542   Class A    $ 38,420,957
Class B         $ 13,313,079   Class B    $ 16,741,565   Class B    $ 30,054,644
Class C         $ 12,646,764   Class II   $  4,020,990   Class II   $ 16,667,754
Institutional                     Total   $ 51,686,097   Class I    $  2,729,718
Class I         $  2,729,718                                Total   $ 87,873,073
 Total          $ 36,186,976

                               SunAmerica U.S.           Pro Forma U.S.
NAF U.S. Government            Government Securities     Government Securities
Securities Fund                Fund                      Combined Fund
Class A         $ 33,746,846   Class A    $169,523,987   Class A    $203,270,833
Class B         $  9,485,878   Class B    $ 32,085,141   Class B    $ 41,571,019
Class C         $  7,443,184   Class II   $  3,302,887   Class II   $ 10,746,071
Institutional                     Total   $204,912,015   Class I    $          0
Class I         $          0                                Total   $255,587,923
 Total          $ 50,675,908

   In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantage of eliminating the competition and duplication of effort inherent in marketing funds that have similar investment objectives.

   The NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base (except for the Core Bond Combined Fund). Over time, this would tend to lower the expense ratio borne by shareholders of both the Acquiring Funds and the Acquired Funds. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur.

   AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in the "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply.

   Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Funds to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and Acquiring Funds have substantially the same or similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment practices of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

   In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization, because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

   The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan. Approval of the respective Plan by one Acquired Fund is not contingent upon approval of the respective Plan by any other Acquired Fund.

   The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

 General

   Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquiring Fund for Federal income tax purposes as a result of a Reorganization.

   As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and each Acquiring Fund will be a "party to a reorganization" under Section 386(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

   To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains. This paragraph is not relevant for the NAF Core Bond Fund because its Acquiring Fund is newly formed.

   To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.

   Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

 Status as a Regulated Investment Company

   The Acquired Funds, the SunAmerica High Income Fund, the SunAmerica Tax Exempt Insured Fund, the SunAmerica Diversified Income Fund and the SunAmerica U.S. Government Securities Fund have elected and qualified and the SunAmerica Core Bond Fund intends to elect and qualify to be taxed as regulated investment companies under Sections 851-855 of the Code, and, after the Reorganizations, the Acquiring Funds intend to continue to operate or continue to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

 The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of March 31, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. As a newly created series of SunAmerica Income Funds, the SunAmerica Core Bond Fund had no assets as of March 31, 2001.

                                      NAF Core Bond Fund                             SunAmerica Core Bond Fund
                 ------------------------------------------------------------ ----------------------------------------
                             Pro Forma Core Bond Combined Fund
                 ---------------------------------------------------------
                                                  Institutional Institutional
                  Class A    Class B    Class C      Class I      Class II    Class A Class B Class II Class I Class Z
                 ---------- ---------- ---------- ------------- ------------- ------- ------- -------- ------- -------
Total Net
Assets.......... $4,515,465 $4,249,519 $3,013,782  $22,083,376  $321,862,517    N/A     N/A     N/A      N/A     N/A
Shares
Outstanding.....    457,086    430,487    305,287    2,227,897    32,558,483    N/A     N/A     N/A      N/A     N/A
Net Asset Value
Per Share....... $     9.88 $     9.87 $     9.87  $      9.91  $       9.89    N/A     N/A     N/A      N/A     N/A

                  Class A    Class B    Class II    Class I     Class Z
                 ---------- ---------- ---------- ----------- ------------
Total Net
Assets.......... $4,515,465 $4,249,519 $3,013,782 $22,083,376 $321,862,517
Shares
Outstanding.....    457,086    430,487    305,287   2,227,897   32,558,483
Net Asset Value
Per Share....... $     9.88 $     9.87 $     9.87 $      9.91 $       9.89

                                 NAF High Yield Bond Fund                      SunAmerica High Income Fund
                 --------------------------------------------------------- -----------------------------------
                          Pro Forma High Yield Bond Combined Fund
                 ----------------------------------------------------------
                                               Institutional Institutional
                 Class A   Class B   Class C      Class I      Class II      Class A     Class B    Class II
                 -------- --------- ---------- ------------- ------------- ----------- ----------- -----------
Total Net
Assets.......... $509,770 3,055,963 $1,007,493   2,139,306    62,926,703   $52,966,252 $67,138,966 $20,382,737
Shares
Outstanding.....   61,382   368,456    121,476     258,058     7,611,784    10,532,517  13,341,244   4,039,070
Net Asset Value
Per Share....... $   8.30 $    8.29 $     8.29   $    8.29    $     8.27   $      5.03 $      5.03 $      5.05

                   Class A     Class B    Class II    Class I     Class Z
                 ----------- ----------- ----------- ---------- -----------
Total Net
Assets.......... $53,475,770 $70,193,421 $21,389,733 $2,138,250 $62,945,618
Shares
Outstanding.....  10,633,813  13,948,492   4,238,475    425,099  12,514,039
Net Asset Value
Per Share....... $      5.03 $      5.03 $      5.05 $     5.03 $      5.03

                                                       SunAmerica Tax Exempt Insured   Pro Forma Municipal Bond Combined
                         NAF Municipal Bond Fund                    Fund                              Fund
                     -------------------------------- -------------------------------- ----------------------------------
                      Class A    Class B    Class C     Class A     Class B   Class II   Class A     Class B    Class II
                     ---------- ---------- ---------- ----------- ----------- -------- ----------- ----------- ----------
Total Net Assets...  $8,591,093 $7,979,498 $4,092,241 $72,393,871 $16,301,949 $720,950 $80,984,964 $24,281,447 $4,813,191
Shares
Outstanding........     857,262    795,479    407,967   5,560,423   1,251,982   55,383   6,217,779   1,862,541    368,505
Net Asset Value Per
Share..............  $    10.02 $    10.03 $    10.03 $     13.02 $     13.02 $  13.02 $     13.02 $     13.02 $    13.02

                                        NAF Strategic Income Fund             SunAmerica Diversified Income Fund
                             ------------------------------------------------ ----------------------------------
                                   Pro Forma Strategic Combined Fund
                             ----------------------------------------------
                                                                Institutional
                              Class A     Class B     Class C      Class I      Class A     Class B    Class II
                             ---------- ----------- ----------- ------------- ----------- ----------- ----------
Total Net
Assets..........             $7,509,117 $13,333,858 $12,666,503  $2,733,978   $30,923,542 $16,741,565 $4,020,990
Shares
Outstanding.....                934,033   1,658,275   1,575,224     339,570     9,178,230   4,959,910  1,190,805
Net Asset Value Per Share..  $     8.04 $      8.04 $      8.04  $     8.05   $      3.37 $      3.38 $     3.38

                               Class A     Class B    Class II    Class I
                             ----------- ----------- ----------- ----------
Total Net
Assets..........             $38,420,957 $30,054,644 $16,667,754 $2,729,718
Shares
Outstanding.....              11,402,982   8,898,691   4,932,451    810,005
Net Asset Value Per Share..  $      3.37 $      3.38 $      3.38 $     3.37

                                                                     SunAmerica U.S. Government
                       NAF U.S. Government Securities Fund                 Securities Fund
                 ----------------------------------------------- -----------------------------------
                    Pro Forma U.S. Government Securities
                               Combined Fund
                 ------------------------------------------
                                                   Institutional
                   Class A    Class B    Class C      Class I      Class A      Class B    Class II
                 ----------- ---------- ---------- ------------- ------------ ----------- ----------
Total Net
Assets.......... $33,746,846 $9,485,878 $7,443,184      N/A      $169,523,987 $32,085,141 $3,302,887
Shares
Outstanding.....   3,434,666    965,374    757,505      N/A        19,032,935   3,602,311    370,663
Net Asset Value
Per Share....... $      9.83 $     9.83 $     9.83      N/A      $       8.91 $      8.91 $     8.91

                                                      Class
                   Class A      Class B    Class II     I
                 ------------ ----------- ----------- -----
Total Net
Assets.......... $203,270,883 $41,571,019 $10,746,071  N/A
Shares
Outstanding.....   22,817,281   4,666,050   1,205,336  N/A
Net Asset Value
Per Share....... $       8.91 $      8.91 $      8.91  N/A

 The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time. A stock split of 1.650255775, 1.648086922, 1.641518889, 1.647300219 and 1.644034959 for NAF High Yield Bond
Fund Class A, Class B, Class C, Institutional Class I and Institutional Class II, respectively, is assumed to have occurred prior to the Reorganization. A stock split of 2.381877541, 2.375227733, 2.375310530 and 2.385385462 for NAF
Strategic Income Fund Class A, Class B, Class C and Institutional Class I, respectively, is assumed to have occurred prior to the reorganization.

                                    GENERAL

                       INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

   The Meeting will be held on November 7, 2001, at the principal executive office of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time.

Solicitation, Revocation and Use of Proxies

   A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

   All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and the respective Plan.

   It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

   Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                                                                       Institutional  Institutional   Total Shares
NAF Fund                 Class A Shares Class B Shares Class C Shares Class II Shares Class I Shares  for each Fund
--------                 -------------- -------------- -------------- --------------- -------------- ---------------
NAF Core Bond Fund......   585,319.3610   733,014.6370   458,926.0800 31,828,093.3140 2,230,188.3110 35,835,541.7030
NAF High Yield Bond
 Fund...................    87,499.2410   392,563.0120   294,784.3630  8,048,542.4980   388,650.5310  9,212,039.6450
NAF Municipal Bond
 Fund...................   835,944.7210   571,660.7380   220,451.6550             N/A            N/A  1,628,057.1140
NAF Strategic Income
 Fund...................   992,521.1010 1,534,273.5080 1,550,765.8110             N/A   355,550.9740  4,363,111.3940
NAF U.S. Government
 Securities Fund........ 3,577,239.9830   860,369.8060   729,899.8580             N/A            N/A  5,167,509.6470

Security Ownership of Certain Beneficial Owners and Management of the Funds

   To the knowledge of each Fund, as of the August 31, 2001, the following shareholders, if any, owned more than 5% of the outstanding voting securities of such Fund:

                                                            Percentage of
                                                                Class
                                                            of Shares of
                                                              Combined
                                                           Fund After the
                                         Percentage of    Reorganization on
                    Name and Address  Class of Shares and    a Pro Forma
Name of Fund         of Shareholder    Type of Ownership       Basis*
------------        ----------------  ------------------- ----------------
NAF Core Bond Fund  Aggressive         9.39% of           9.39% of Class I
                    Growth LifeStyle   Institutional
                    Fund               Class I, owned
                    c/o VALIC          of record
                    2919 Allen Pkwy
                    #L7-01
                    Houston TX 77019

                    Moderate Growth    34.83% of          34.83% of Class
                    LifeStyle Fund     Institutional      I
                    c/o VALIC          Class I, owned
                    2919 Allen Pkwy    of record
                    #L7-01
                    Houston TX 77019

                    Bear Sterns        54.59% of Class    54.59% of Class
                    Securities Corp    B, beneficially    B
                    FBO 044-51064-12   owned
                    1 Metrotech
                    Center
                    Brooklyn NY
                    11201

                    Bear Sterns        9.07% of Class     9.07% of Class B
                    Securities Corp    B, beneficially
                    FBO 046-55300-12   owned
                    1 Metrotech
                    Center North
                    Brooklyn NY
                    11201-3870

                    Bear Sterns        8.99% of Class     8.99% of Class A
                    Securities Corp    A, beneficially
                    FBO 220-59840-12   owned
                    1 Metrotech
                    Center North
                    Brooklyn NY
                    11201-3870

                    SSBT-FBO           7.42% of Class     7.42% of Class A
                    Spousal IRA        A, beneficially
                    Dewey J. James     owned
                    7728 S. Bennett
                    Ave.,
                    Chicago, IL
                    60649-4606

                    Donaldson Lufkin   35.84% of Class    35.84% of Class
                    Jenrette           C, owned of        II
                    Securities         record
                    Corporation,
                    Inc.,
                    PO Box 2052
                    Jersey City, NJ
                    07303-2052

                    SSBT-FBO           11.61% of Class    11.61% of Class
                    Shirley Einhorn    C, beneficially    II
                    IRA                owned
                    R/O IRA,
                    10662 SW 79
                    Terr,
                    Miami Fl 33173-
                    2913

                    SSBT-FBO           10.06% of Class    10.06% of Class
                    Ronald Cruz IRA    C, beneficially    II
                    R/O Ronald C.      owned
                    Cruz
                    3913 Crestmont
                    Dr.
                    Santa Maria, CA
                    93455-3027

                                                             Percentage of
                                                                 Class
                                                             of Shares of
                                                               Combined
                                                            Fund After the
                                          Percentage of    Reorganization on
                     Name and Address  Class of Shares and    a Pro Forma
Name of Fund          of Shareholder    Type of Ownership       Basis*
------------         ----------------  ------------------- ----------------
                     Conservative       42.02% of          42.02% of Class
                     Growth Lifestyle   Institutional      I
                     Fund               Class I, owned
                     c/o VALIC          of record
                     Attn: Greg
                     Seward
                     2919 Allen Pkwy
                     #L7-01
                     Houston TX 77019

                     Valic Trust FBO    5.05% of           5.05% of Class I
                     Def. Comp. Plan    Institutional
                     Attn: Kathleen     Class I,
                     Janos,             beneficially
                     2929 Allen         owned
                     Parkway
                     #L3-00
                     Houston, TX
                     77019-7100

                     American General   100.00% of         100.00% of Class
                     Beth Dobbs Plan    Institutional      Z
                     Admin,             Class II, owned
                     2929 Allen         of record
                     Parkway
                     #L3-00
                     Houston, TX
                     77019-7100

NAF High Yield Bond  American General   99.98% of          99.98% of Class
 Fund                Beth Dobbs Plan    Institutional      Z
                     Admin,             Class II,
                     2929 Allen         owned of record
                     Parkway
                     #L3-00
                     Houston, TX
                     77019-7100

                     Moderate Growth    85.23% of          85.23% of Class
                     Lifestyle Fund     Institutional      I
                     c/o VALIC          Class I,  owned
                     Attn: Greg         of record
                     Seward
                     2919 Allen Pkwy
                     #L7-01
                     Houston, TX
                     77019

                     INVESCO FBO AG     25.89% of          25.89% of Class
                     Employees Thrift   Institutional      I
                     & Incentive Plan   Class I,
                     #001248            beneficially
                     PO Box 4054        owned
                     Concord, CA
                     94524-4054

                     Louise Kritic      12.43% of Class    0.13% of Class A
                     UMT Robert         A,
                     Kristic,           owned of record
                     Myra Bortoli
                     PO Box 772
                     Ferndale, CA
                     95536-0772

                     SSBT FBO           10.42% of Class    0.11% of Class A
                     Shirley C          A, beneficially
                     Karfunkle          owned
                     106 Doe Ln,
                     Kennet Sq, PA
                     19348-2722

                     Kenneth Royce      9.11% of           0.10% of Class A
                     Barrett            Class A,
                     & Ariel Cecil      owned of record
                     Barrett TOD,
                     2160 Swift Blvd,
                     Houston, TX
                     77030-1216

                                                            Percentage of
                                                                Class
                                                            of Shares of
                                                              Combined
                                                           Fund After the
                                         Percentage of    Reorganization on
                    Name and Address  Class of Shares and    a Pro Forma
Name of Fund         of Shareholder    Type of Ownership       Basis*
------------        ----------------  ------------------- ----------------
                    Stifel Nicolaus    7.03% of Class     0.08% of Class A
                    & Co. Inc. A/C     A, beneficially
                    7017-4242          owned
                    Lucretia L Reno
                    Trust, 501 North
                    Broadway,
                    St Louis, MO
                    63102-2188

                    Donna R. Labadie   6.93% of Class     0.07% of Class A
                    8811 Gallant       A,
                    Dr., Huntington    owned of record
                    Beach, CA 92646-
                    4625

                    Roy E. Diemer      5.51% of Class     0.06% of Class A
                    8021 Christian     A,
                    CT                 owned of record
                    #306,
                    Oxmoor Lodge,
                    Louisville, KY
                    40222

                    Bear Sterns FBO    5.60% of Class     0.23% of Class B
                    046-07518-29       B,
                    1 Metrotech        beneficially
                    Center North,      owned
                    Brooklyn, NY
                    11201-3870

                    SSBT FBO           8.91% of Class     0.89% of Class
                    Mary Ann Shutes    C,                 II
                    69253 Parkside     beneficially
                    Dr., Dsrt          owned
                    Hot Spgs,
                    CA 92241-8205

                    Elva C. Black      7.84% of Class     0.78% of Class
                    TOD Douglas C.     C,                 II
                    Black, Dennis E.   owned of record
                    Black,
                    27100 W 107th
                    St.,
                    Olathe, KS
                    66061-7488

                    Peggy J. Davis     7.02% of Class     0.70% of Class
                    TTTEE              C,                 II
                    Peggy J Davis      owned of record
                    Trust,
                    DTD 12/30/97,
                    2010 W 93rd St.
                    Lenexa, KS
                    66220-3664

                    Jon W. Davis       7.02% of Class     0.70% of Class
                    TTTEE              C,                 II
                    John W Davis       owned of record
                    Trust, DTD
                    12/30/97,
                    20100 W 93rd St,
                    Lenexa, KS
                    66220-3664

NAF Municipal Bond  VALIC Seed         30.04% of Class    3.14% of Class A
 Fund               Account, Attn:     A,
                    Greg Kingston,     owned of record
                    2912 Allen Pkwy
                    #L7-01,
                    Houston, TX
                    77019-2142

                    VALIC Seed         43.36% of Class    13.12% of Class
                    Account, Attn:     B, owned of        B
                    Greg Kingston,     record
                    2912 Allen Pkwy
                    #L7-01,
                    Houston, TX
                    77019-2142

                                                             Percentage of
                                                                 Class
                                                             of Shares of
                                                               Combined
                                                            Fund After the
                                          Percentage of    Reorganization on
                     Name and Address  Class of Shares and    a Pro Forma
Name of Fund          of Shareholder    Type of Ownership       Basis*
------------         ----------------  ------------------- ----------------
                     Roselyn            5.13% of Class     1.55% of Class B
                     Indictor,          B,
                     Tod Penny &        beneficially
                     Craig Indictor     owned
                     402 Slema
                     Street,
                     Philadelphia, PA
                     19116-2754

                     Claire Koh         33.00% of Class    18.87% of Class
                     963C Heritage      C,                 II
                     Hills Drive,       owned of record
                     Somers, NY
                     10589-1913

                     NFSC FBO           10.02% of Class    5.73% of Class
                     Scott B.           C,                 II
                     Huchingson,        owned of record
                     Christine A
                     Huchinson, 12843
                     Westledge Ln,
                     St. Louis, MO
                     63131-2237

                     Donaldson Lufkin   6.84% of Class     3.91% of Class
                     Jenrette           C,                 II
                     Securities         owned of record
                     Corporation
                     Inc.,
                     PO Box 2052,
                     Jersey City, NJ
                     07303-2052

                     Louise T.          5.23% of Class     2.99% of Class
                     Futrell            C,                 II
                     PO Box 1314        owned of record
                     Southern Pines,
                     NC 28388-1314

NAF Strategic        VALIC Seed         15.47% of Class    3.22% of Class A
 Income Fund         Account            A, owned of
                     Attn: Greg         record
                     Kingston,
                     2919 Allen Pkwy
                     #L7-01,
                     Houston, TX
                     77019-2142

                     VALIC Seed         7.84% of Class     3.18% of Class B
                     Account            B, owned of
                     Attn: Greg         record
                     Kingston,
                     2919 Allen Pkwy
                     #L7-01,
                     Houston, TX
                     77019-2142

                     VALIC Seed         100.00% of         100.0% of Class
                     Account            Institutional      I
                     Attn: Greg         Class I, owned
                     Kingston,          of record
                     2919 Allen Pkwy
                     #L7-01,
                     Houston, TX
                     77019-2142

                     Bear Sterns        7.23% of Class     2.93% of Class B
                     Securities Corp-   B, beneficially
                     FBO 044-51064-12   owned
                     1 Metrotech
                     Center North,
                     Brooklyn, NY
                     11201-3870

NAF U.S. Government  Paine Webber-      5.30% of Class     0.96% of Class A
 Securities Fund     FBO First          A, beneficially
                     Federal Savings    owned
                     Attn: Walter
                     Manijak, 633
                     Lasalle Street,
                     Ottowa, IL
                     61350-2931

                                                                     Percentage of
                                                                         Class
                                                                     of Shares of
                                                                       Combined
                                                                    Fund After the
                                                  Percentage of    Reorganization on
                             Name and Address  Class of Shares and    a Pro Forma
Name of Fund                  of Shareholder    Type of Ownership       Basis*
------------                 ----------------  ------------------- ----------------
                             SSBT-FBO           7.03% of Class     4.80% of Class
                             Rollover IRA       C, beneficially    II
                             Carole A.          owned
                             Eisenstein
                             122 Totowa Road,
                             Totowa, NJ
                             07512-2709

                             Paget Partners     6.30% of Class     4.51% of Class
                             L.P.               C, owned of        II
                             PO Box 5430,       record
                             Incline VLG, NV
                             89450-5430

SunAmerica Core              None               N/A                N/A
 Bond Fund**

Sun America High             None               N/A                N/A
 Income Fund

SunAmerica Tax               Merrill Lynch,     23.26% of Class    16.21% of Class
 Exempt Insured              Pierce, Fenner &   B, owned of        B
 Fund                        Smith, Inc.,       record
                             Attn: Service
                             Team
                             Sec # 97MD7
                             4800 Deer Lake
                             Dr. East
                             Jacksonville, FL
                             32246

                             Donaldson Lufkin   5.52% of Class     3.85% of Class B
                             Jenrette           B,
                             Securities         owned of record
                             Corporation
                             Inc.,
                             PO Box 2052
                             Jersey City, NJ
                             07303

                             SunAmerica Asset   12.26% of Class    5.66% of Class
                             Management Corp    II, owned of       II
                             Attn: Frank        record
                             Carram
                             The SunAmerica
                             Center
                             733 Third Ave.
                             4th Floor
                             New York, NY
                             10017

                             First Clearing     11.49% of Class    5.31% of Class
                             Corp., Robert P.   II, owned of       II
                             Mayhoffer,         record
                             A/C 5493-7235
                             10164 Empire
                             Road Lafayette,
                             CO 80026

                             Donaldson Lufkin   31.30% of Class    14.46% of Class
                             Jenrette           II, owned of       II
                             Securities         record
                             Corporation
                             Inc.,
                             PO Box 2052
                             Jersey City, NJ
                             07303

SunAmerica                   Merrill Lynch,     6.60% of Class     3.93% of Class B
 Diversified Income          Pierce, Fenner &   B,
 Fund                        Smith, Inc.,       owned of record
                             Attn: Service
                             Team
                             Sec # 97MD7
                             4800 Deer Lake
                             Dr. East
                             Jacksonville, FL
                             32246

SunAmerica U.S.              Merrill Lynch,     6.34% of Class     4.90% of Class B
 Government Securities Fund  Pierce, Fenner &   B,
                             Smith, Inc.,       owned of record
                             Attn: Service
                             Team
                             Sec # 97OK6
                             4800 Deer Lake
                             Dr. East
                             Jacksonville, FL
                             32246

                             Merrill Lynch,     11.06% of Class    3.73% of Class
                             Pierce,            II, owned of       II
                             Fenner & Smith,    record
                             Inc.,
                             Attn: Service
                             Team
                             Sec # 97MD4
                             4800 Deer Lake
                             Dr. East
                             Jacksonville, FL
                             32246

--------
* Assuming that the value of the shareholder's interest in the Fund on the date of consummation of the applicable Reorganization was the same as on August 31, 2001.
** The SunAmerica Core Bond Fund has not yet commenced operations.

   At August 31, 2001, the directors and officers of North American Funds as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds.

   At August 31, 2001, the directors and officers of SunAmerica Income Funds as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Income Funds.

Voting Rights and Required Vote

   Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Shareholders of each Acquired Fund also vote separately on whether to approve the New Subadvisory Agreement and approval with respect to one Acquired Fund is not dependent upon approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

   Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes if applicable will have the same effect as a vote against approval of the New Investment Advisory Agreement, New Subadvisory Agreement, or the applicable Plan, as the case may be.

   A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. An affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting will suffice for any such adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

   The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                             ADDITIONAL INFORMATION

   The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $250,000 in the aggregate.

   AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

   In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $16,600, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

   This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Income Funds have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

   The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Income Funds on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings to which any of the Funds is a party.

                                 LEGAL OPINIONS

   Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                    EXPERTS

   The financial highlights of the Acquired Funds and Acquiring Funds (other than the SunAmerica Core Bond Fund) incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, New York 10036.

                             SHAREHOLDER PROPOSALS

   A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposals Nos. 2(a)-(e) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                                          By Order of the Board of Trustees of
                                           North American Funds

                                          /s/ John I. Fitzgerald

                                          John I. Fitzgerald
                                          Secretary, North American Funds

                                                                      EXHIBIT IA

                         INVESTMENT ADVISORY AGREEMENT

   INVESTMENT ADVISORY AGREEMENT made as of this    day of       , 2001,
between NORTH AMERICAN FUNDS, a Massachusetts business trust (the "Trust"), and AMERICAN GENERAL ASSET MANAGEMENT CORP., a Delaware corporation (the "Adviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF ADVISER

   The Trust hereby appoints the Adviser, subject to the supervision of the Trustees of the Trust and the terms of this Agreement, as the investment adviser for each of the portfolios of the Trust specified in Appendix A to this Agreement (the "Funds"). The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement commencing on its effective date. The Adviser will be an independent contractor and will have no authority to act for or represent the Trust in any way or otherwise be deemed an agent unless expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. DUTIES OF THE ADVISER

     a. Subject to the general supervision of the Trustees of the Trust and the terms of this Agreement, the Adviser will at its own expense select, contract with, and compensate investment subadvisers ("Subadvisers") to manage the investments and determine the composition of the assets of the Funds; provided, that any contract with a Subadviser (the "Subadvisory Agreement") shall be in compliance with and approved as required by the Investment Company Act of 1940, as amended ("Investment Company Act"). Subject always to the direction and control of the Trustees of the Trust, the Adviser will monitor compliance of each Subadviser with the investment objectives and related investment policies, as set forth in the Trust's registration statement as filed with the Securities and Exchange Commission, of any Fund or Funds under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of such Subadviser.

     b. The Adviser will oversee the administration of all aspects of the Trust's business and affairs and in that connection will furnish to the Trust the following services:

     (1) Office and Other Facilities. The Adviser shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties hereto from time to time and such other office facilities, utilities and office equipment as are necessary for the Trust's operations.

     (2) Trustees and Officers. The Adviser agrees to permit individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President, Vice President, Treasurer or Secretary of the Trust, without remuneration from or other cost to the Trust.

     (3) Other Personnel. The Adviser shall furnish to the Trust, at the Trust's expense, any other personnel necessary for the operations of the Trust.

     (4) Financial, Accounting, and Administrative Services. The Adviser shall maintain the existence and records of the Trust; maintain the registrations and qualifications of Trust shares under federal and state law; and perform all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Trust except for any such functions that may be performed by a third party pursuant to a custodian, transfer agency or service agreement executed by the Trust. The Trust shall reimburse the Adviser for its expenses associated with all such services, including the compensation and related personnel expenses and expenses of office space, office equipment, utilities and miscellaneous office expenses, except any such expenses directly attributable to officers or employees of the Adviser who are serving as President, Vice President, Treasurer or Secretary of the Trust. The Adviser shall determine the expenses to be reimbursed by the Trust pursuant to expense allocation procedures established by the Adviser in accordance with generally accepted accounting principles.

     (5) Liaisons with Agents. The Adviser, at its own expense, shall maintain liaison with the various agents and other persons employed by the Trust (including the Trust's transfer agent, custodian, independent accountants and legal counsel) and assist in the coordination of their activities on behalf of the Trust. Fees and expenses of such agents and other persons will be paid by the Trust.

     (6) Reports to Trust. The Adviser shall furnish to or place at the disposal of the Trust such information, reports, valuations, analyses and opinions as the Trust may, at any time or from time to time, reasonably request or as the Adviser may deem helpful to the Trust, provided that the expenses associated with any such materials furnished by the Adviser at the request of the Trust shall be borne by the Trust.

     (7) Reports and Other Communications to Trust Shareholders. The Adviser shall assist the Trust in developing (but not pay for) all general shareholder communications including regular shareholder reports.

3. EXPENSES ASSUMED BY THE TRUST

   In addition to paying the advisory fee provided for in Section 4, the Trust will pay all expenses of its organization, operations and business not specifically assumed or agreed to be paid by the Adviser as provided in this Agreement, by a Subadviser as provided in a Subadvisory Agreement, or by the Distributor as provided in the Distribution Agreement. Without limiting the generality of the foregoing, the Trust, in addition to certain expenses described in Section 2 above, shall pay or arrange for the payment of the following:

     a. Custody and Accounting Services. All expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust's cash, securities, and other property, including all charges of depositories, custodians and other agents, if any;

     b. Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including all charges of the Trust's transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents, if any;

     c. Shareholder Communications. All expenses of preparing, setting in type, printing, and distributing reports and other communications to shareholders;

     d. Shareholder Meetings. All expenses incidental to holding meetings of Trust shareholders, including the printing of notices and proxy material, and proxy solicitation therefor;

     e. Prospectuses. All expenses of preparing, setting in type, and printing of annual or more frequent revisions of the Trust's prospectus and statement of additional information and any supplements thereto and of mailing them to shareholders;

     f. Pricing. All expenses of computing the net asset value per share for each of the Funds, including the cost of any equipment or services used for obtaining price quotations and valuing its investment portfolio;

     g. Communication Equipment. All charges for equipment or services used for communication between the Adviser or the Trust and the custodian, transfer agent or any other agent selected by the Trust;

     h. Legal and Accounting Fees and Expenses. All charges for services and expenses of the Trust's legal counsel and independent auditors;

     i. Trustees and Officers. Except as expressly provided otherwise in paragraph 2.b.(2), all compensation of Trustees and officers, all expenses incurred in connection with the service of Trustees and officers, and all expenses of meetings of the Trustees and Committees of Trustees;

     j. Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust under the Investment Company Act and the registration of the Trust's shares under the Securities Act of 1933, as amended (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing and filing of any registration statement and prospectus under the 1933 Act or the Investment Company Act, and any amendments or supplements that may be made from time to time;

     k. State Registration Fees. All fees and expenses of qualifying and maintaining qualification of the Trust and of the Trust's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of the Trust under all other laws applicable to the Trust or its business activities (including registering the Trust as a broker-dealer, or any officer of the Trust or any person as agent or salesman of the Trust in any state);

     l. Issue and Redemption of Trust Shares. All expenses incurred in connection with the issue, redemption, and transfer of Trust shares, including the expense of confirming all share transactions, and of preparing and transmitting certificates for shares of beneficial interest in the Trust;

     m. Bonding and Insurance. All expenses of bond, liability and other insurance coverage required by law or regulation or deemed advisable by the Trust's Trustees including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Trust in a manner approved by its Trustees;

     n. Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale, or lending of the Trust's portfolio securities;

     o. Taxes. All taxes or governmental fees payable by or with respect to the Trust to federal, state, or other governmental agencies, domestic or foreign, including stamp or other transfer taxes, and all expenses incurred in the preparation of tax returns;

     p. Trade Association Fees. All fees, dues, and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization; and

     q. Nonrecurring and Extraordinary Expenses. Such nonrecurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Trust is, or is threatened to be made, a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its Trustees, officers, agents and shareholders.

4. COMPENSATION OF ADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement (the "Compensation").

5. NON-EXCLUSIVITY

   The services of the Adviser to the Trust are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that the directors, officers, and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees or employees of any other firm or corporation, including other investment companies.

6. SUPPLEMENTAL ARRANGEMENTS

   The Adviser may enter into arrangements with other persons affiliated with the Adviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Adviser.

7. CONFLICTS OF INTEREST

   It is understood that Trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; that the Adviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Articles of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

8. REGULATION

   The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations. The Adviser will comply in all material respects with Rule 17j-1 under the Investment Company Act.

9. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, on sixty days' written notice to the Adviser, or by the Adviser on sixty days' written notice to the Trust. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

10. PROVISION OF CERTAIN INFORMATION BY ADVISER

   The Adviser will promptly notify the Trust in writing of the occurrence of any of the following events:

     a. the Adviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. the chief executive officer or controlling stockholder of the Adviser or the portfolio manager of any Fund changes.

11. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of the series of shares of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the Funds of the Trust.

12. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

13. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

14. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or Adviser in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this section.

15. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

16. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, conflict with applicable provisions of the Investment Company Act, the latter shall control.

17. LIMITATION OF LIABILITY

   The Declaration of Trust establishing the Trust, dated September 29, 1988, as amended and restated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any Fund thereof, but only the assets belonging to the Trust, or to the particular Fund with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          North American Funds

                                          By: _________________________________

                                          American General Asset Management
                                           Corp.

                                          By: _________________________________

                                                                      EXHIBIT IB
                              NORTH AMERICAN FUNDS

                             SUBADVISORY AGREEMENT

   AGREEMENT made as of       , 2001, between AMERICAN GENERAL ASSET MANAGEMENT
CORP., a Delaware corporation (the "Adviser"), AND AMERICAN GENERAL INVESTMENT MANAGEMENT L.P. (or an affiliate), a Delaware limited partnership (the "Subadviser"). In consideration of the mutual covenants contained herein, the parties agree as follows:

1. APPOINTMENT OF SUBADVISER

   The Subadviser undertakes to act as investment subadviser to, and, subject to the supervision of the Trustees of North American Funds (the "Trust") and the terms of this Agreement, to manage the investment and reinvestment of the assets of the series of the Trust specified in Appendix A to this Agreement as it shall be amended by the Adviser and the Subadviser from time to time (the "Funds"). The Subadviser will be an independent contractor and will have no authority to act for or represent the Trust or Adviser in any way except as expressly authorized in this Agreement or another writing by the Trust and Adviser.

2. SERVICES TO BE RENDERED BY THE SUBADVISER TO THE TRUST

     a. Subject always to the direction and control of the Trustees of the Trust, the Subadviser will manage the investments and determine the composition of the assets of the Funds in accordance with the Funds' registration statement, as amended. In fulfilling its obligations to manage the investments and reinvestments of the assets of the Funds, the Subadviser will:

       i. obtain and evaluate pertinent economic, statistical, financial and other information affecting the economy generally and individual companies or industries the securities of which are included in the Funds or are under consideration for inclusion in the Funds;

       ii. formulate and implement a continuous investment program for each Fund consistent with the investment objectives and related investment policies for each such Fund as described in the Trust's registration statement, as amended;

       iii. take whatever steps are necessary to implement these investment programs by the purchase and sale of securities including the placing of orders for such purchases and sales;

       iv. regularly report to the Trustees of the Trust with respect to the implementation of these investment programs;

       v. provide assistance to the Trust's Custodian regarding the fair value of securities held by the Funds for which market quotations are not readily available for purposes of enabling the Trust's Custodian to calculate net asset value; and

       vi. vote proxies in accordance with the Proxy Voting Policy of the Trust.

     b. The Subadviser, at its expense, will furnish (i) all necessary investment and management facilities, including salaries of personnel required for it to execute its duties faithfully, and (ii) administrative facilities, including bookkeeping, clerical personnel and equipment necessary for the efficient conduct of the investment affairs of the Funds (excluding determination of net asset value and shareholder accounting services).

     c. The Subadviser will select brokers and dealers to effect all transactions subject to the following conditions: The Subadviser will place all orders with brokers, dealers, or issuers, and will negotiate brokerage commissions if applicable. The Subadviser is directed at all times to seek to execute brokerage transactions for the Funds in accordance with such policies or practices as may be established by the Trustees and described in the Trust's registration statement as amended. The Subadviser may pay a broker-dealer which provides research and brokerage services a higher spread or commission for a particular transaction than otherwise might have been charged by another broker-dealer, if the Subadviser determines that the higher spread or commission is reasonable in relation to the value of the brokerage and research services that such broker-dealer provides, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to accounts managed by the Subadviser. The Subadviser may use for the benefit of the Subadviser's other clients, or make available to companies affiliated with the Subadviser or to its directors for the benefit of its clients, any such brokerage and research services that the Subadviser obtains from brokers or dealers.

     d. On occasions when the Subadviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Subadviser, the Subadviser to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be purchased or sold to attempt to obtain a more favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Subadviser in the manner the Subadviser considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to its other clients.

     e. The Subadviser will maintain all accounts, books and records with respect to the Funds as are required of an investment adviser of a registered investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and Investment Advisers Act of 1940, as amended (the "Investment Advisers Act") and the rules thereunder.

     f. The Subadviser agrees to observe and comply with Rule 17j-1 under the Investment Company Act and its Code of Ethics (which shall comply in all material respects with Rule 17j-1, as the same may be amended from time to time). On a quarterly basis, the Subadviser will either (i) certify to the Adviser that the Subadviser and its Access Persons have complied with the Subadviser's Code of Ethics with respect to the Fund or (ii) identify any material violations which have occurred with respect to the Fund. In addition, the Subadviser will report at least annually to the Adviser concerning any other violations of the Subadviser's Code of Ethics which required significant remedial action and which were not previously reported.

3. COMPENSATION OF SUBADVISER

   The Adviser will pay the Subadviser with respect to each Fund the compensation specified in Appendix A to this Agreement.

   During the term of this Agreement, the following conditions apply:

     a. The fee shall be held in an interest-bearing escrow account with State Street Bank and Trust Company;

     b. If a majority of a Covered Fund's outstanding voting securities approve a new investment sub-advisory agreement (the "New Sub-Advisory Agreement") with the SUB-ADVISER within 150 days after the date hereof, the amount in the escrow account (including interest earned thereon) with respect to such Covered Fund shall be paid to the SUB-ADVISER; and

     c. If a majority of a Covered Fund's outstanding voting securities do not approve a New Sub-Advisory Agreement with the SUB-ADVISER within such 150-day period, the SUB-ADVISER shall be paid from the escrow account, the lesser of an amount equal to

       (i) any costs incurred in performing this Agreement (plus interest earned on that amount in the escrow account); or

       (ii) the total amount in the escrow account (plus interest earned thereon).

4. LIABILITY OF SUBADVISER

   Neither the Subadviser nor any of its employees shall be liable to the Adviser or Trust for any loss suffered by the Adviser or Trust resulting from any error of judgment made in the good faith exercise of the Subadviser's investment discretion in connection with selecting Fund investments except for losses resulting from willful misfeasance, bad faith or gross negligence of, or from reckless disregard of, the duties of the Subadviser or any of its partners or employees; and neither the Subadviser nor any of its employees shall be liable to the Adviser or Trust for any loss suffered by the Adviser or Trust resulting from any other matters to which this Agreement relates (i.e., those other matters specified in Sections 2 and 8 of this Agreement), except for losses resulting from willful misfeasance, bad faith, or gross negligence in the performance of, or from disregard of, the duties of the Subadviser or any of its partners or employees.

5. SUPPLEMENTAL ARRANGEMENTS

   The Subadviser may enter into arrangements with other persons affiliated with the Subadviser to better enable it to fulfill its obligations under this Agreement for the provision of certain personnel and facilities to the Subadviser.

6. CONFLICTS OF INTEREST

   It is understood that trustees, officers, agents and shareholders of the Trust are or may be interested in the Subadviser as trustees, officers, partners or otherwise; that directors, officers, agents and partners of the Subadviser are or may be interested in the Trust as trustees, officers, shareholders or otherwise; that the Subadviser may be interested in the Trust; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Agreement and Declaration of Trust of the Trust and the Certificate of Incorporation of the Subadviser, respectively, or by specific provision of applicable law.

7. REGULATION

   The Subadviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations.

8. DURATION AND TERMINATION OF AGREEMENT

   Unless sooner terminated, this Agreement will continue in effect for a period more than two years from the date of its execution only so long as such continuance is specifically approved at least annually either by the Trustees of the Trust or by a majority of the outstanding voting securities of each of the Portfolios, provided that in either event such continuance shall also be approved by the vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the Investment Company Act) of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval.

   This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees of the Trust, by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any Portfolio by the vote of a majority of the outstanding voting securities of such Portfolio, on sixty days' written notice to the Adviser and the Subadviser, or by the Adviser or Subadviser on sixty days' written notice to the Trust and the other party. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company
Act) or in the event the Advisory Agreement between the Adviser and the Trust terminates for any reason; provided that the termination of the Interim Investment Advisory Agreement between the Trust and the Adviser pursuant to Rule 15a-4 under the Investment Company Act upon shareholder approval of a definitive Investment Advisory Agreement with respect to a Portfolio shall not result in the termination of this Agreement as to such Portfolio.

9. PROVISION OF CERTAIN INFORMATION BY SUBADVISER

   The Subadviser will promptly notify the Adviser in writing of the occurrence of any of the following events:

     a. the Subadviser fails to be registered as an investment adviser under the Investment Advisers Act or under the laws of any jurisdiction in which the Subadviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

     b. the Subadviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Trust; and

     c. any change in actual control or management of the Subadviser or the portfolio manager of any Fund.

10. PROVISION OF CERTAIN INFORMATION BY THE ADVISER

   The Adviser shall furnish the Subadviser with copies of the Trust's Prospectus and Statement of Additional Information, and any reports made by the Trust to its shareholders, as soon as practicable after such documents become available. The Adviser shall furnish the Subadviser with any further documents, materials or information that the Subadviser may reasonably request to enable it to perform its duties pursuant to this Agreement.

11. SERVICES TO OTHER CLIENTS

   The Adviser understand, and has advised the Trust's Board of Trustees, that the Subadviser now acts, or may in the future act, as an investment adviser to fiduciary and other managed accounts and as investment adviser or subadviser to other investment companies. Further, the Adviser understands, and has advised the Trust's Board of Trustees that the Subadviser and its affiliates may give advice and take action for its accounts, including investment companies, which differs from advice given on the timing or nature of action taken for the Fund. The Subadviser is not obligated to initiate transaction for the Portfolio in any security which the Subadviser, its principals, affiliates or employees may purchase or sell for their own accounts or other clients.

12. AMENDMENTS TO THE AGREEMENT

   This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of each of the Funds affected by the amendment and by the vote of a majority of the Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of
(a) any other Fund affected by the amendment or (b) all the series of the Trust.

13. ENTIRE AGREEMENT

   This Agreement contains the entire understanding and agreement of the parties.

14. HEADINGS

   The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

15. NOTICES

   All notices required to be given pursuant to this Agreement shall be delivered or mailed to the last known business address of the Trust or applicable party in person or by registered mail or a private mail or delivery service providing the sender with notice of receipt. Notice shall be deemed given on the date delivered or mailed in accordance with this paragraph.

16. SEVERABILITY

   Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

17. GOVERNING LAW

   The provisions of this Agreement shall be construed and interpreted in accordance with the laws of The Commonwealth of Massachusetts, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of The Commonwealth of Massachusetts, or any of the provisions in this Agreement, conflict with applicable provisions of the Investment Company Act, the latter shall control.

18. LIMITATION OF LIABILITY

   The Amended and Restated Agreement and Declaration of Trust dated February 18, 1994, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of The Commonwealth of Massachusetts, provides that the name "North American Funds" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property, for the satisfaction of any obligation or claim, in connection with the affairs of the Trust or any portfolio thereof, but only the assets belonging to the Trust, or to the particular portfolio with which the obligee or claimant dealt, shall be liable.

   IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed under seal by their duly authorized officers as of the date first mentioned above.

                                          American General Asset Management
                                           Corp.

                                          By: _________________________________

                                          American General Investment
                                           Management, L.P.

                                          By: _________________________________

                                                                      EXHIBIT II

                      Agreement and Plan of Reorganization

                         Dated as of September 28, 2001

                               Table of Contents

                                                                       Page No.
                                                                       --------
1.Defined Terms; Sections and Exhibits; Miscellaneous Terms...........     2
  a.Definitions.......................................................     2
  b.Use of Defined Terms..............................................     6
  c.Sections and Exhibits.............................................     6
  d.Miscellaneous Terms...............................................     6
2.The Reorganization(s)...............................................     6
  a.Transfer of Assets................................................     6
  b.Assumption of Liabilities.........................................     6
  c.Issuance and Valuation of Corresponding Shares in the
   Reorganization.....................................................     6
  d.Distribution of Corresponding Shares to the Acquired Fund
   Shareholders.......................................................     7
  e.Interest; Proceeds................................................     7
  f.Valuation Time....................................................     7
  g.Evidence of Transfer..............................................     7
  h.Termination.......................................................     7
  i.Separate Agreements; Reorganizations Not Conditioned on One
   Another............................................................     7
3.Representations and Warranties of the Acquired Fund.................     7
  a.Formation and Qualification.......................................     7
  b.Licenses..........................................................     8
  c.Authority.........................................................     8
  d.Financial Statements..............................................     8
  e.Semi-Annual Report to Shareholders................................     8
  f.Prospectus and Statement of Additional Information................     8
  g.Litigation........................................................     8
  h.Material Contracts................................................     9
  i.No Conflict.......................................................     9
  j.Undisclosed Liabilities...........................................     9
  k.Taxes.............................................................     9
  l.Assets............................................................     9
  m.Consents..........................................................     9
  n.N-14 Registration Statement.......................................     9
  o.Capitalization....................................................    10
  p.Books and Records.................................................    10
4.Representations and Warranties of the Acquiring Fund................    10
  a.Formation and Qualification.......................................    10
  b.Licenses..........................................................    10
  c.Authority.........................................................    10
  d.Financial Statements..............................................    11
  e.Intentionally Left Blank..........................................    11
  f.Prospectuses and Statements of Additional Information.............    11
  g.Litigation........................................................    11
  h.Material Contracts................................................    11
  i.No Conflict.......................................................    11
  j.Undisclosed Liabilities...........................................    11
  k.Taxes.............................................................    11
  l.Consents..........................................................    12
  m.N-l4 Registration Statement.......................................    12
  n.Capitalization....................................................    12
  o.Corresponding Shares..............................................    12

                                                                       Page No.
                                                                       --------
5.Covenants of the Acquired Fund and the Acquiring Fund...............    12
  a.Special Shareholders' Meeting.....................................    12
  b.Unaudited Financial Statements....................................    13
  c.Share Ledger Records of the Acquiring Fund........................    13
  d.Conduct of Business...............................................    13
  e.Termination of the Acquired Fund..................................    13
  f.Filing of N-14 Registration Statement.............................    13
  g.Corresponding Shares..............................................    13
  h.Tax Returns.......................................................    13
  i.Combined Proxy Statement and Prospectus Mailing...................    14
  j.Confirmation of Tax Basis.........................................    14
  k.Shareholder List..................................................    14
6.Closing Date........................................................    14
7.Conditions of the Acquired Fund.....................................    14
  a.Representations and Warranties....................................    14
  b.Performance.......................................................    15
  c.Shareholder Approval..............................................    15
  d.Approval of Board of Trustees.....................................    15
  e.Deliveries by the Acquiring Fund..................................    15
  f.No Material Adverse Change........................................    16
  g.Absence of Litigation.............................................    16
  h.Proceedings and Documents.........................................    16
  i.N-14 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    16
  j.Compliance with Laws; No Adverse Action or Decision...............    16
  k.Commission Orders or Interpretations..............................    16
8.Conditions of the Acquiring Fund....................................    16
  a.Representations and Warranties....................................    16
  b.Performance.......................................................    17
  c.Shareholder Approval..............................................    17
  d.Approval of Board of Trustees.....................................    17
  e.Deliveries by the Acquired Fund...................................    17
  f.No Material Adverse Change........................................    17
  g.Absence of Litigation.............................................    17
  h.Proceedings and Documents.........................................    17
  i.N-l4 Registration Statement; Acquiring Fund Post-Effective
   Amendment..........................................................    17
  j.Compliance with Laws; No Adverse Action or Decision...............    18
  k.Commission Orders or Interpretations..............................    18
  l.Dividends.........................................................    18
9.Termination, Postponement and Waivers...............................    18
  a.Termination of Agreement..........................................    18
  b.Commission Order..................................................    18
  c.Effect of Termination.............................................    19
  d.Waivers; Non-Material Changes.....................................    19
10.Survival of Representations and Warranties.........................    19
11.Other Matters......................................................    19
  a.Obligations.......................................................    19
  b.Further Assurances................................................    19
  c.Notices...........................................................    19
  d.Entire Agreement..................................................    20
  e.Amendment.........................................................    20
  f.Governing Law.....................................................    20

                                                                        Page No.
                                                                        --------
  g.Assignment.........................................................    20
  h.Costs of the Reorganization........................................    20
  i.Severability.......................................................    20
  j.Headings...........................................................    21
  k.Counterparts.......................................................    21

                      AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 28th day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA INCOME FUNDS, a Massachusetts business trust, on behalf of each Acquiring Fund (as defined herein), each a separate investment portfolio of SunAmerica Income Funds.

                            PLANS OF REORGANIZATION

   WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Income Funds on behalf of each of its separate investment portfolios (each an "Acquiring Fund," and collectively, the "Acquiring Funds") set forth below:

 Acquired Fund:                                 Acquiring Fund:
 --------------                                 ---------------
 High Yield Bond Fund (the "NAF High Yield
  Bond Fund").................................  SunAmerica High Income Fund, to
                                                be renamed SunAmerica High
                                                Yield Bond Fund (the
                                                "SunAmerica High Yield Bond
                                                Fund")
 U.S. Government Securities Fund (the "NAF
  U.S. Government Securities Fund")...........  SunAmerica U.S. Government
                                                Securities Fund (the
                                                "SunAmerica U.S. Government
                                                Securities Fund")
 Municipal Bond Fund (the "NAF Municipal Bond
  Fund")......................................  SunAmerica Tax Exempt Insured
                                                Fund (the "SunAmerica Tax
                                                Exempt Insured Fund")

 Core Bond Fund (the "NAF Core Bond Fund")....  SunAmerica Core Bond Fund (the
                                                "SunAmerica Core Bond Fund")
 Strategic Income Fund (the "NAF Strategic
  Income Fund")...............................  SunAmerica Diversified Income
                                                Fund, to be renamed SunAmerica
                                                Strategic Income Fund (the
                                                "SunAmerica Strategic Income
                                                Fund")

   WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

   WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.01 par value per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization," and collectively, the "Reorganizations");

   WHEREAS, in the course of each Reorganization, shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C, Institutional Class I and Institutional Class II Shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II, Class I and Class Z Shares, respectively (the "Corresponding Shares"), of the respective Acquiring Fund on the Closing Date (as defined herein);

   WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

   WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

   WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

   NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agrees as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

   a. Definitions. As used herein the following terms have the following respective meanings:

     "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF High Yield Bond Fund in respect of the High Yield Bond Funds Reorganization, the NAF U.S. Government Securities Fund in respect of the U.S. Government Securities Funds Reorganization, the NAF Municipal Bond Fund in respect of the Municipal Bond Funds Reorganization, the NAF Core Bond Fund in respect of the Core Bond Funds Reorganization, and the NAF Strategic Income Fund in respect of the Strategic Income Funds Reorganization.

     "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica High Yield Bond Fund in respect of the High Yield Bond Funds Reorganization, the SunAmerica U.S. Government Securities Fund in respect of the U.S. Government Securities Funds Reorganization, the SunAmerica Tax Exempt Insured Fund in respect of the Municipal Bond Funds Reorganization, the SunAmerica Core Bond Fund in respect of the Core Bond Funds Reorganization, and the SunAmerica Strategic Income Fund in respect of the Strategic Income Funds Reorganization.

     "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF High Yield Bond Fund in the case of the High Yield Bond Funds Reorganization, (ii) the NAF U.S. Government Securities in the case of the U.S. Government Securities Funds Reorganization, (iii) the NAF Municipal Bond Fund in the case of the Municipal Bond Funds Reorganization, (iv) the NAF Core Bond Fund in the case of the Core Bond Funds Reorganization, and
  (v) the NAF Strategic Income Fund in the case of the Strategic Income Funds Reorganization.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF High Yield Bond Fund in the case of the High Yield Bond Funds Reorganization, (ii) the NAF U.S. Government Securities Fund in the case of the U.S. Government Securities Funds Reorganization, (iii) the NAF Municipal Bond Fund in the case of the Municipal Bond Funds Reorganization, (iv) the NAF Core Bond in the case of the Core Bond Funds Reorganization, and (v) the NAF Strategic Income Fund in the case of the Strategic Income Funds Reorganization.

     "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

     "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "Commission" shall mean the Securities and Exchange Commission.

     "Core Bond Funds Reorganization" consists of (i) the acquisition of the NAF Core Bond Fund's Assets, and assumption of the NAF Core Bond Fund's Assumed Liabilities, by the SunAmerica Core Bond Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Core Bond Fund, equal to the net asset value of the NAF Core Bond Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Core Bond Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Core Bond Fund in liquidation of the NAF Core Bond Fund.

     "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the SunAmerica High Yield Bond Fund in the case of the High Yield Bond Funds Reorganization, (ii) the SunAmerica U.S. Government Securities Fund in the case of the U.S. Government Securities Funds Reorganization, (iii) the SunAmerica Tax Exempt Insured Fund in the case of the Municipal Bond Funds Reorganization, (iv) the SunAmerica Core Bond Fund in the case of the Core Bond Funds Reorganization, and (v) the SunAmerica Strategic Income Fund in the case of the Strategic Income Funds Reorganization.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "High Yield Bond Funds Reorganization" consists of (i) the acquisition of the NAF High Yield Bond Fund's Assets, and assumption of the NAF High Yield Bond Fund's Assumed Liabilities, by the SunAmerica High Yield Bond Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica High Yield Bond Fund, equal to the net asset value of the NAF High Yield Bond Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF High Yield Bond Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF High Yield Bond Fund in liquidation of the NAF High Yield Bond Fund.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Majority Shareholder Vote" shall mean
  the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.

     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

     "Municipal Bond Funds Reorganization" consists of (i) the acquisition of the NAF Municipal Bond Fund's Assets, and assumption of the NAF Municipal Bond Fund's Assumed Liabilities, by the SunAmerica Tax Exempt Insured Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Tax Exempt Insured Fund, equal to the net asset value of the NAF Municipal Bond Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Municipal Bond Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Municipal Bond Fund in liquidation of the NAF Municipal Bond Fund.

     "NAF Core Bond Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF High Yield Bond Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Municipal Bond Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF Strategic Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "NAF U.S. Government Securities Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended or supplemented from time to time.

     "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

     "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

     "N-14 Registration Statement" has the meaning ascribed thereto in
  Section 3(n) hereof.

     "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

     "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Reorganization" has the meaning ascribed thereto in the third paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the High Yield Bond Funds Reorganization, the U.S. Government Securities Funds Reorganization, the

  Municipal Bond Funds Reorganization, the Core Bond Funds Reorganization or the Strategic Income Funds Reorganization, as the context requires.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company
  Act.

     "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Income Funds and the Acquiring Funds.

     "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization. "

     "Strategic Income Funds Reorganization" consists of (i) the acquisition of the NAF Strategic Income Fund's Assets, and assumption of the NAF Strategic Income Fund's Assumed Liabilities, by the SunAmerica Strategic Income Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Strategic Income Fund, equal to the net asset value of the NAF Strategic Income Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Strategic Income Fund of such Corresponding Shares to its shareholders in proportion to such shareholders interest in the NAF Strategic Income Fund in liquidation of the NAF Strategic Income Fund.

     "SunAmerica Core Bond Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica High Yield Bond Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Income Funds Declaration of Trust" shall mean the Declaration of Trust of SunAmerica Income Funds, dated as of April 24, 1996, as amended or supplemented from time to time.

     "SunAmerica Income Funds Prospectuses" shall mean the prospectuses relating to the Acquiring Funds, (other than the SunAmerica Core Bond Fund) dated July 27, 2000 in the case of Class A, Class B and Class II Shares and the preliminary prospectus contained in the Acquiring Fund Post-Effective Amendment in the case of Class I and Class Z Shares, in each case as amended or supplemented.

     "SunAmerica Income Funds Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Funds, dated July 28, 2000 in the case of Class A, Class B and Class II Shares and the preliminary statement of additional information contained in the Acquiring Fund Post-Effective Amendment in the case of Class I and Class Z Shares, in each case as amended or supplemented.

     "SunAmerica Proxy Proposals" shall mean the proposals contained in that certain proxy statement mailed, or to be mailed, to shareholders of SunAmerica High Yield Bond Fund, SunAmerica Strategic Income Fund and SunAmerica Tax Exempt Insured Fund on or about October 5, 2001. These proposals relate to the approval of a new subadvisory agreement for all such funds and approval of changes in the investment objectives and fundamental policies with respect to the SunAmerica High Yield Bond Fund and SunAmerica Strategic Income Fund.

     "SunAmerica Strategic Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica Tax Exempt Insured Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "SunAmerica U.S. Government Securities Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

     "U.S. Government Securities Funds Reorganization" consists of (i) the acquisition of the NAF U.S. Government Securities Fund's Assets, and assumption of the NAF U.S. Government Securities Fund's Assumed Liabilities, by the SunAmerica U.S. Government Securities Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica U.S. Government Securities Fund, equal to the net asset value of the NAF U.S. Government Securities Fund's Assets determined in accordance with
  Section 2(c) hereof, and (ii) the subsequent distribution by the NAF U.S. Government Securities Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF U.S. Government Securities Fund in liquidation of the NAF U.S. Government Securities Fund.

     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

   b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

   c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

   d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization(s).

   a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

   b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

   c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Income Funds Prosepectuses and the SunAmerica Income Funds Statements of Additional Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

   d. Distribution of Corresponding Shares to the Acquired Fund
Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

   e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

   f. Valuation Time.

     i. The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     ii. In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

   h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

   i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the High Yield Bond Funds Reorganization, (ii) the U.S. Government Securities Funds Reorganization, (iii) the Municipal Bond Funds Reorganization, (iv) the Core Bond Funds Reorganization, and (v) the Strategic Income Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund.

   The Acquired Fund represents and warrants to the Acquiring Fund as follows:

   a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

   b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

   c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   f. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

   h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

   j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

   k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

   m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

   n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Income Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   o. Capitalization. Under the Declaration of Trust of North American Funds, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into three classes designated Class A, Class B and Class C in the case of the NAF Municipal Bond Fund, four classes designated Class A, Class B, Class C and Institutional Class I in the case of the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, and five classes designated Class A, Class B, Class C, Institutional Class I and Institutional Class II in the case of the NAF Core Bond Fund and the NAF High Yield Bond Fund. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B Shares of the Acquired Fund to automatically convert to Class A Shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

   p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4. Representations and Warranties of the Acquiring Fund.

   The Acquiring Fund represents and warrants to the Acquired Fund as follows:

   a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Income Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Income Funds is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund. The SunAmerica Core Bond Fund has not yet commenced operations, and the only shares issued have been to an initial seed investor.

   b. Licenses. The Acquiring Fund (or SunAmerica Income Funds on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Income Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-4708), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception (if applicable) and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

   c. Authority. SunAmerica Income Funds, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Income Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

   d. Financial Statements. Other than in the case of the Core Bond Funds Reorganization, the Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of March 31, 2001, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of such Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   e. Intentionally Left Blank.

   f. Prospectuses and Statements of Additional Information. The Acquired Fund has been furnished with the SunAmerica Income Funds Prospectuses and the SunAmerica Income Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

   h. Material Contracts. There are no material contracts outstanding to which SunAmerica Income Funds on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Income Funds Prospectuses, or the SunAmerica Income Funds Statements of Additional Information.

   i. No Conflict. The execution and delivery of this Agreement by SunAmerica Income Funds on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Income Funds Declaration of Trust or by-laws, each as amended, supplemented and in effect as of the date hereof,
(ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Income Funds on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

   j. Undisclosed Liabilities. Other than in the case of the Core Bond Fund's Reorganization, the Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since March 31, 2001 and those incurred in connection with the Reorganization.

   k. Taxes. Other than in the case of the Core Bond Funds Reorganization, the Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of such Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of such Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

   l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) (ii) such actions as shall be necessary to have the Acquiring Fund establish and offer Class A, Class B, Class II, Class I Shares and/or Class Z Shares, as applicable, and (iii) if necessary, receipt of a Section 17 Order.

   m. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   n. Capitalization. Under the Declaration of Trust of SunAmerica Income Funds, the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into five classes designated Class A, Class B, Class II, Class I, and Class Z in the case of the SunAmerica High Yield Bond Fund and the SunAmerica Core Bond Fund, four classes designated Class A, Class B, Class II, and Class I in the case of the SunAmerica Strategic Income Fund, and three classes designated Class A, Class B and Class II in the case of the SunAmerica U.S. Government Securities (if any) Fund and the SunAmerica Tax Exempt Insured Fund. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B Shares of the Acquiring Fund to automatically convert to Class A Shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

   o. Corresponding Shares.

     i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been, or will be, as applicable, duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

     ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund.

   a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

   b. Unaudited Financial Statements.

     i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with
  Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

   c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

   d. Conduct of Business. The Acquired Fund and the Acquiring Fund (except the SunAmerica Core Bond Fund) each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

   e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

   f. Filing of N-14 Registration Statement. SunAmerica Income Funds, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

   g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

   h. Tax Returns. Other than in the case of the Core Bond Funds Reorganization, the Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

   i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

   j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

   k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

   l. Class I Shares and New Series. SunAmerica Income Funds on behalf of the Acquiring Fund shall (i) cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the Class A, Class B, Class II, Class I and Class Z Shares of the SunAmerica Core Bond Fund in the case of the Core Bond Funds Reorganization, and Class I Shares of the Acquiring Fund in the case of each other Reorganization (other than the Tax Exempt Insured Funds Reorganization and the U.S. Government Securities Funds Reorganization) in each case for sale under the Securities Act prior to the Closing Date, and (ii) prior to the Closing Date, amend the Acquiring Fund's plan under Rule 18f-3 under the Investment Company Act to reflect the addition of such shares and take such other steps as may be necessary to establish a new class of shares of such Acquiring Fund.

   m. SunAmerica Income Funds. On behalf of the respective Acquiring Funds, shall cause a proxy statement to be filed with the Commission and then mailed to shareholders to seek shareholder approval of the SunAmerica proxy proposals.

6. Closing Date.

   The closing of the transactions contemplated by this Agreement shall be at the offices of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 after the close of the New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7. Conditions of the Acquired Fund.

   The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. (i) This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

   (ii) In the case of the High Yield Bonds Funds Reorganization and Strategic Income Funds Reorganization, the SunAmerica proxy proposals with respect to each such Acquiring Fund changing its respective investment objective shall have been adopted by the requisite vote of shareholders of the Acquiring Fund.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of SunAmerica Income Funds, on behalf of the Acquiring Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Income Funds as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

     i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Income Funds on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a),
  (b), (d) and (f) have been fulfilled;


     ii. the unaudited financial statements of the Acquiring Fund required by
  Section 5(b)(ii) hereof; and

     iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution (whether actual or constructive) of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;
  (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;
  (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund (except the SunAmerica Core Bond Fund) will succeed to and take into account certain tax attributes of the Acquired Fund, subject to applicable limitations, such as earnings and profits, capital loss carryovers and method of accounting.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since March 31, 2001 other than, if applicable, changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

   i. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8. Conditions of the Acquiring Fund.

   The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

   a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

   b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

   c. Shareholder Approval. (i) This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     (ii) In the case of the High Yield Bond Funds Reorganization and Strategic Income Funds Reorganization, the SunAmerica Proxy Proposals with respect to each such Acquiring Fund changing its respective investment objective shall have been adopted by the requisite vote of the shareholders of the Acquiring Fund.

   d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Income Funds within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

     (i.) a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c),
  (d) and (f) have been fulfilled;

     (ii.) the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof; and

     (iii.) an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

   f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

   h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

   i. N-l4 Registration Statement; Acquiring Fund Post-Effective
Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

   j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act; and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

   k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a
Section 17 Order, as counsel to the Acquiring Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

   l. Dividends. Prior to the Closing Date, if applicable, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. Termination, Postponement and Waivers.

   a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

     (i) by the Acquired Fund or the Acquiring Fund if:

       (1) the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Income Funds so mutually agree in writing; or

       (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied;

     (ii) by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

     (iii) by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

   b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Income Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

   c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Income Funds, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

   d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10. Survival of Representations and Warranties.

   The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Income Funds against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11. Other Matters.

   a. Obligations. Copies of the North American Funds Declaration of Trust and SunAmerica Income Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund and on behalf of the Trustees of SunAmerica Income Funds on behalf of the Acquiring Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, employees, agents or shareholders of North American Funds or SunAmerica Income Funds individually, but are binding solely upon the assets and property of the Acquired Fund and the Acquiring Fund, respectively.

   b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

   c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

   If to the Acquired Fund, to:      North American Funds
                                     286 Congress Street
                                     Boston, MA 02210
                                     Attention: Nori Gabert, Esq.

   With a copy to:                   Sullivan & Worcester LLP
                                     1025 Connecticut Avenue, N.W.
                                     Suite 1000
                                     Washington, DC 20036
                                     Attention: David M. Leahy, Esq.

If to the Acquiring Fund, to:        SunAmerican Income Funds
                                     733 Third Avenue, Third Floor
                                     New York, NY 10017
                                     Attention: Robert M. Zakem, Esq.

With a copy to:                      Shearman & Sterling
                                     599 Lexington Avenue
                                     New York, New York 10022
                                     Attention: Margery K. Neale, Esq.

   d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

   e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

   f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflicts of law thereof.

   g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the Reorganization is consummated.

   i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

   j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

   k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

   IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                                  North American Funds on behalf of
                                         High Yield Bond Fund
                                         U.S. Government Securities Fund
                                         Municipal Bond Fund
                                         Core Bond Fund
                                         Strategic Income Fund


By: _________________________________    By: _________________________________
    Name:                                    Name:
    Title:                                   Title:


Attest:                                  SunAmerica Income Funds on behalf of
                                         SunAmerica High Income Fund
                                         SunAmerica U.S. Government Securities
                                          Fund
                                         SunAmerica Tax Exempt Insured Fund
                                         SunAmerica Core Bond Fund
                                         SunAmerica Diversified Income Fund


By: _________________________________    By: _________________________________
    Name:                                    Name:
    Title:                                   Title:

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
INTRODUCTION.............................................................   1

SUMMARY..................................................................   3

THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY
 AGREEMENTS..............................................................   3

THE REORGANIZATIONS......................................................   4
  What Shareholders of an Acquired Fund Will Receive in a
   Reorganization........................................................   4
  Reasons for the Reorganizations........................................   4

FEE TABLES AND EXAMPLES..................................................   6

THE FUNDS................................................................  22
  Business of the Acquired Funds.........................................  22
  Business of the Acquiring Funds........................................  22
  Comparison of the Funds................................................  22

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS........................  29

PRINCIPAL RISKS OF INVESTING IN THE FUNDS................................  29
  All Funds..............................................................  29
  Core Bond Funds........................................................  29
  Strategic Income Funds.................................................  30
  Strategic Income Funds and High Yield Bond Funds.......................  30

PROPOSALS NOS. 1(a)-(b):  APPROVAL OF THE NEW INVESTMENT ADVISORY
 AGREEMENT AND THE NEW SUBADVISORY AGREEMENT.............................  31

THE AIG MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY
 AGREEMENTS..............................................................  31
  Board Considerations...................................................  31
  Description of the New Investment Advisory Agreement...................  33
  Additional Information About AGAM......................................  34
  Description of the New Subadvisory Agreement...........................  36
  Additional Information About AGIM......................................  37

PROPOSALS NOS. 2(a)-(e): APPROVAL OF THE PLANS...........................  38

COMPARISON OF THE FUNDS..................................................  38
  Investment Policies....................................................  38
  Trustees and Officers..................................................  39
  Management Arrangements................................................  43
  Distribution and Shareholder Servicing Arrangements....................  44
  Other Service Agreements with Affiliates...............................  45
  Purchase, Exchange and Redemption of Shares............................  46
  Performance............................................................  49
  Shareholder Rights.....................................................  52
  Tax Information........................................................  52
  Portfolio Transactions.................................................  52
  Portfolio Turnover.....................................................  52
  Additional Information.................................................  53

THE REORGANIZATIONS......................................................  55
  General................................................................  55
  Terms of the Plans.....................................................  56

                                                                           Page
                                                                           ----
  NAF Board Considerations: Potential Benefits to Shareholders as a Result
   of the Reorganizations.................................................   57
  Federal Income Tax Consequences of the Reorganizations..................   61
  Capitalization..........................................................   62

GENERAL...................................................................   63

INFORMATION CONCERNING THE MEETING........................................   63
  Date, Time and Place of Meeting.........................................   63
  Solicitation, Revocation and Use of Proxies.............................   63
  Record Date and Outstanding Shares......................................   63
  Security Ownership of Certain Beneficial Owners and Management of the
   Funds..................................................................   64
  Voting Rights and Required Vote.........................................   69

ADDITIONAL INFORMATION....................................................   70

LEGAL PROCEEDINGS.........................................................   70

LEGAL OPINIONS............................................................   70

EXPERTS...................................................................   70

SHAREHOLDER PROPOSALS.....................................................   71

EXHIBIT IA................................................................ IA-1

EXHIBIT IB................................................................ IB-1

EXHIBIT II................................................................ II-1